As filed with the Securities and Exchange Commission on December 5, 2012

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

(Exact name of registrant as specified in charter)

601 Union Street, Suite 2801, Seattle, WA 98101

(Address of principal executive offices) (Zip code)

Melodie B. Zakaluk

601 Union Street, Suite 2801, Seattle, WA 98101

(Name and address of agent for service)

(800) 248-6314

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Item 1. Reports to Stockholders.

RAINIER FUNDS    September 30, 2012

Semiannual Report

INCLUDES UNAUDITED FINANCIAL STATEMENTS

Large Cap Equity Fund

Mid Cap Equity Fund

Small/Mid Cap Equity Fund

Balanced Fund

Intermediate Fixed Income Fund

High Yield Fund

International Discovery Fund

RAINIER FUNDS    September 30, 2012

601 Union Street, Suite 2801 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

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Letter to Shareholders

Dear Shareholders,

On behalf of Rainier Investment Management, I would like to take the opportunity to express our appreciation for your valued investment in the Rainier Mutual Funds (“Rainier Funds” or “Funds”). This report, known as the Semiannual Report, contains unaudited financial statements detailing the expenses and holdings of each Fund for the six-month period ending September 30, 2012.

As was the case in both 2010 and 2011, the markets were severely tested in the middle of the year. Despite U.S. equity indices posting modest gains over the course of the past six months, investor sentiment does not seem to be moving in a parallel direction. Skepticism and fear remain pervasive – making for a challenging environment for active managers to beat their benchmarks.

U.S. equity performance for the six-month period lagged the benchmarks as the Funds’ more cyclical areas were negatively impacted from the “risk off” market environment. In domestic fixed income, the Intermediate Bond Fund outperformed the Barclays Intermediate Government Credit Index. Although the High Yield Fund posted positive returns, it lagged the benchmark for the period. The International Discovery Fund outperformed its primary benchmark as strong stock selection overcame a difficult global equity market that has been dominated by macroeconomic events.

We expect the investment climate, short term, will continue to be in flux. Your Funds currently have a strong representation of companies with high earnings and revenue growth prospects over a broad array of sectors. We will most likely continue to face macro- and micro-economic challenges, but we believe we have positioned the Funds well for a wide range of prospective economic scenarios.

Thank you again for your trust and confidence in Rainier and investment in our Fund family.

Sincerely,

Melodie Zakaluk

President & Chief Executive Officer

Rainier Investment Management Mutual Funds

Past performance does not guarantee future results. Mutual fund investing involves risk; principal loss is possible. Opinions expressed are subject to change, and are not guaranteed, and are not to be considered investment advice.

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Comments from the Investment Adviser

ABOUT THE INVESTMENT ADVISER:

The Investment Adviser to the Funds is Rainier Investment Management, Inc.® (“Rainier”) located in Seattle, Washington. Rainier manages $14.6 billion of discretionary assets primarily for institutional clients.

EQUITY MARKET COMMENTS

Stock markets fluctuated during the six-month period ending September 30, 2012. As was the case in both 2010 and 2011, equity markets were severely tested in the middle of the year, with peak to trough corrections of over 10%, only to then surge amidst obstacles—both psychological and real—on significant multi-month rallies.

While Europe has been the epicenter of worries, virtually all major economies have also shown signs of weakness. China in particular is stalling, exacerbated by a policy-decision void precipitated by a lengthy government power transition that will extend into November. If that were not enough, uncertainty regarding the absence of legislative action in advance of the expiration of various tax benefits and rates scheduled for the end of the year—the “fiscal cliff”—paints a very cloudy near-term economic picture.

As the market bobbles back and forth between a “risk on” and “risk off” bias, we believe the best approach is to emphasize companies whose fundamentals should hold up relatively well in both a weak economic environment as well as a stronger economic climate. We believe we are neither drifting into recession nor into a period of major economic expansion. An extension of the modest 1-3% GDP growth is more likely over the next two years. Such an environment suggests that minimal exposure to deep cyclical stocks is prudent. We have very little exposure in this arena.

We expect the investment climate, short term, will continue to be in flux, held captive to global macroeconomic events. On the bright side, weak news, should it develop, would likely precipitate incremental policy actions and reinvigorate economies. Overall growth will likely remain slow, but in the midst of this environment, many companies are prospering–witness Apple Inc. in the large cap world and Mellanox Technologies Ltd. in the small-cap arena. Those are the kinds of opportunities we will strive to pursue, within the context of our principal strategy of seeking growth opportunities at prices that makes sense.

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FIXED INCOME MARKET COMMENTS

Fixed income markets continued the roller coaster theme of the last few years during the six-month period ending September 30, 2012. After a weak start to the period, the latter three months were extremely positive for corporate credit and risk assets overall. The change in investor sentiment was triggered by recent actions taken by the major central banks to ease monetary policy and stoke investor expectations for improved economic growth. The central bank announcements also have the potential to reduce the likelihood of tail risk events such as the break-up of the Euro, the failure of a financial institution due to the lack of access to liquidity or, in the case of the U.S., dampen the fallout from the “fiscal cliff” if Congress is unable to reach a compromise.

Despite persistent uncertainty, there are fundamental positives taking shape within the economy. Bank lending continues to improve and the housing recovery continues to gain momentum. Although outstanding balances in home equity loans and credit cards continue to decline, overall loans outstanding are growing as banks increase commercial and industrial loans to businesses, installment loans for cars and student loans to consumers. Home sales continue to improve, supported by historically low mortgage rates, and the supply of existing homes for sale has declined to just over six months, the lowest level since before the financial crisis.

We believe the current environment is favorable for fixed income and corporate credit as corporate managements remain vigilant and act conservatively when it comes to maintaining healthy balance sheets. Although all-in yields are low, corporate credit spreads remain attractive given their strong margins, cash flow and conservative levels of debt. Treasury rates remain near their historic lows and offer limited total return opportunities, and with the Federal Reserve committed to increasing the level of economic activity, we believe the outlook is supportive of corporate bond performance.

Mutual fund investing involves risk; principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

See page 81 for index descriptions.

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Comments from the Investment Adviser

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Reference to specific investments should not be construed as a recommendation by the Fund or the Investment Adviser to buy or sell securities.

Cash flow is the total amount of money being transferred into and out of a business.

See page 81 for index descriptions.

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FUND INVESTMENT RETURNS

Large Cap Equity Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending March 31,

TOTAL RETURNS as of September 30, 2012

	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Large Cap Equity - Original Shares	23.53%	9.50%	-1.81%	7.09%	8.74%
Large Cap Equity - Institutional Shares+	23.79	9.75	-1.56	7.36	8.90
S&P 500 Index	30.20	13.20	1.05	8.01	8.63
Russell 1000 Growth Index	29.19	14.73	3.24	8.41	7.96
Consumer Price Index	1.99	2.33	2.11	2.49	2.47

Inception date 5/10/94

Gross Expense Ratio for Original Shares is 1.17% and for Institutional Shares is 0.92% as of 3/31/12, which are the amounts stated in the current prospectuses as of the date of this report.

*Average annualized returns.

+The performance figures for the Institutional Shares include the performance for the Original Shares for periods prior to the effective date of the I-Shares, which was 5/2/02. The Original Shares commenced on 5/10/94, and they impose higher expenses than that of the I-Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Mutual Fund investing involves risk. Principal loss is possible. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Investment Adviser to buy or sell securities.

See page 81 for index descriptions.

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FUND INVESTMENT RETURNS

Mid Cap Equity Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending March 31,

TOTAL RETURNS as of September 30, 2012

	1 Year	3 Years*	5 Years*	Since Inception*
Mid Cap Equity - Original Shares	25.21%	12.68%	-0.91%	5.79%
Mid Cap Equity - Institutional Shares	25.53	12.95	-0.66	6.05
Russell Midcap Index	28.03	14.26	2.24	5.17
Russell Midcap Growth Index	26.69	14.73	2.54	5.31
Consumer Price Index	1.99	2.33	2.11	2.34

Inception date 12/27/05

Gross Expense Ratio for Original Shares is 1.31% and for Institutional Shares is 1.06% as of 3/31/12, which are the amounts stated in the current prospectuses as of the date of this report.

*Average annualized returns.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Earnings Growth is not a measure of the Fund’s future performance.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Investment Adviser to buy or sell securities.

See page 81 for index descriptions.

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FUND INVESTMENT RETURNS

Small/Mid Cap Equity Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending March 31,

TOTAL RETURNS as of September 30, 2012

	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Small/Mid Cap Equity - Original Shares	30.08%	13.27%	-2.43%	10.34%	10.68%
Small/Mid Cap Equity - Institutional Shares+	30.40	13.55	-2.19	10.62	10.84
Russell 2500 Index	30.93	14.06	2.80	10.86	9.90
Russell 2500 Growth Index	29.52	15.17	3.26	11.24	7.95
Consumer Price Index	1.99	2.33	2.11	2.49	2.47

Inception date 5/10/94

Gross Expense Ratio for Original Shares is 1.26% and for Institutional Shares is 1.01% as of 3/31/12, which are the amounts stated in the current prospectuses as of the date of this report.

*Average annualized returns.

+The performance figures for the Institutional Shares include the performance for the Original Shares for periods prior to the effective date of the I-Shares, which was 5/2/02. The Original Shares commenced on 5/10/94, and they impose higher expenses than that of the I-Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Investment Adviser to buy or sell securities.

See page 81 for index descriptions.

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FUND INVESTMENT RETURNS

Balanced Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending March 31,

TOTAL RETURNS as of September 30, 2012

	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Balanced - Original Shares	16.35%	7.99%	0.96%	5.99%	7.53%
Balanced - Institutional Shares+	16.74	8.28	1.22	6.25	7.69
Balanced Index	19.25	9.99	3.10	6.86	7.77
S&P 500 Index	30.20	13.20	1.05	8.01	8.63
Barclays Capital U.S. Intermediate Gov/Credit Bond Index	4.40	5.18	5.71	4.76	6.06
Consumer Price Index	1.99	2.33	2.11	2.49	2.47

Inception date 5/10/94

Gross Expense Ratio for Original Shares is 1.16% and for Institutional Shares is 0.91% as of 3/31/12, which are the amounts stated in the current prospectuses as of the date of this report. The Investment Adviser has contractually agree to waive/reimburse expense through 7/31/13.

*Average annualized returns.

+The performance figures for the Institutional Shares include the performance for the Original Shares for periods prior to the effective date of the I-Shares, which was 5/2/02. The Original Shares commenced on 5/10/94, and they impose higher expenses than that of the I-Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in mortgage-backed and asset-backed securities may involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and susceptibility to adverse economic developments. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Investment Adviser to buy or sell securities.

See page 81 for index descriptions.

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FUND INVESTMENT RETURNS

Intermediate Fixed Income Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending March 31,

TOTAL RETURNS as of September 30, 2012

	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Intermediate Fixed Income	6.38%	5.31%	5.84%	4.56%	5.62%
Barclays Capital U.S. Intermediate Gov./Credit Bond Index	4.40	5.18	5.71	4.76	6.06
Citigroup 3-month Treasury Bill Index	0.05	0.09	0.64	1.73	3.12
Consumer Price Index	1.99	2.33	2.11	2.49	2.47

Inception date 5/10/94

Gross and Net Expense Ratios are 0.72% and 0.55%, respectively, as of 3/31/12, which are the amounts stated in the current prospectuses as of the date of this report. The Investment Adviser has contractually agreed to waive/reimburse expenses through 7/31/13.

*Average annualized returns.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in mortgage-backed and asset-backed securities may involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and susceptibility to adverse economic developments. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 81 for index descriptions.

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FUND INVESTMENT RETURNS

High Yield Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending

TOTAL RETURNS as of September 30, 2012

	1 Year	3 Years	Since Inception*
High Yield Fund - Original Shares+	16.87%	11.07%	15.38%
High Yield Fund - Institutional Shares	17.13	11.34	15.66
Bank of America Merrill Lynch U.S. High Yield Master II Index	18.94	12.62	22.24
Bank of America Merrill Lynch U.S. High Yield BB-B Rated Index	17.80	12.03	19.12
Consumer Price Index	1.99	2.33	2.38

Inception date 3/31/09

Gross and Net Expense Ratios (excluding Acquired Fund Fees and Expenses) for Institutional Shares are 0.73% and 0.65%, respectively, as of 3/31/12, which are the amounts stated in the current prospectus as of the date of this report. Gross and Net Expense Ratios for Original Shares are 0.98% and 0.90%, respectively, as of 7/31/12 (inception), which are the amounts stated in the current prospectus as of the date of this report. The Investment Adviser has contractually agreed to waive/reimburse expenses through 7/31/13.

* Average annualized returns.

+Original Shares commenced operations on 7/31/12. Performance for periods prior to 7/31/12 is based on the performance of the Institutional Shares adjusted for the 12b-1 fee of the Original Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Investments in debt securities decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Investment Adviser to buy or sell securities.

See page 81 for index descriptions.

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FUND INVESTMENT RETURNS

International Discovery Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending

TOTAL RETURNS as of September 30, 2012

Since Inception
International Discovery Fund	7.80%
MSCI AC World Index ex U.S. Small Cap Net TR	-1.08
Consumer Price Index	0.70

Inception date 3/28/12

Gross and Net Expense Ratios are 2.12% and 1.25% respectively, as of 3/31/12, which are the amounts stated in the current prospectus as of the date of this report. The Investment Adviser has contractually agreed to waive/reimburse expenses through 7/31/13.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Mutual Fund investing involves risk; principal loss is possible. Small- and medium- capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets.

Investments in REIT securities involve risks such as declines in the value of real estate and increased susceptibility to adverse economic regulatory expenses. The fund will invest in derivatives which may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.

Short Term performance, in particular, is not a good indication of the fund’s future performance and an investment should not be made based solely on returns.

Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Investment Adviser to buy or sell securities.

See page 81 for index descriptions.

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Fund Expenses

Rainier Funds

September 30, 2012 (Unaudited)

EXPENSE EXAMPLES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Original Class only); and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested 4/1/12 and held for the entire period from 4/1/12 to 9/30/12. The High Yield Fund—Original Class example is based on an investment of $1,000 invested 7/31/12 (inception) and held for the entire period from 7/31/12 to 9/30/12.

ACTUAL EXPENSES

The information in the tables under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR

COMPARISON PURPOSES

The information in the tables under the headings “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as exchange fees. Therefore, the information under the headings “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLES

LARGE CAP EQUITY FUND

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/12)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/12)	$990.50	$991.70	$1,019.10	$1,020.36
Expenses Paid during Period*	$5.94	$4.69	$6.02	$4.76

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.19% for Original, 0.94% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

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MID CAP EQUITY FUND

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/12)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/12)	$952.70	$953.70	$1,018.30	$1,019.55
Expenses Paid during Period*	$6.61	$5.39	$6.83	$5.57

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.35% for Original, 1.10% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

SMALL/MID CAP EQUITY FUND

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/12)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/12)	$971.30	$972.60	$1,018.65	$1,019.90
Expenses Paid during Period*	$6.33	$5.09	$6.48	$5.22

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.28% for Original, 1.03% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

BALANCED FUND

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/12)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/12)	$1,007.70	$1,008.30	$1,019.10	$1,020.36
Expenses Paid during Period*	$5.99	$4.73	$6.02	$4.76

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.19% for Original, 0.94% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

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Fund Expenses

Rainier Funds

September 30, 2012 (Unaudited) continued

EXPENSE EXAMPLES

INTERMEDIATE FIXED INCOME FUND

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (4/1/12)	$1,000.00	$1,000.00
Ending Account Value (9/30/12)	$1,029.20	$1,022.31
Expenses Paid during Period*	$2.80	$2.79

*Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

HIGH YIELD FUND

	Actual Performance				Hypothetical Performance (5% return before expenses)
	Original		Institutional		Original		Institutional
Beginning Account Value (4/1/12)	$1,000.00		$1,000.00		$1,000.00		$1,000.00
Ending Account Value (9/30/12)	$1,013.90		$1,058.10		$1,020.56		$1,021.81
Expenses Paid during Period*	$1.51	*	$3.35	*	$4.56	**	$3.29	**

*Expenses are equal to the annualized expense ratio for the class (0.90% for Original, 0.65% for Institutional), multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal period (61 days for Original, 183 days for Institutional), then divided by the number of days in the fiscal year (365) to reflect the most recent period end. The Original Class commenced operations on July 31, 2012.

**Hypothetical expenses are equal to the class’s annualized expense ratio as indicated, multiplied by the average account value over the period commencing April 1, 2012, multiplied by 183/365 to reflect information had the class been in operation for the entire fiscal half year.

INTERNATIONAL DISCOVERY FUND

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (4/1/12)	$1,000.00	$1,000.00
Ending Account Value (9/30/12)	$1,075.80	$1,018.80
Expenses Paid during Period*	$6.50	$6.33

*Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

P / 16

SCHEDULES OF INVESTMENTS September 30, 2012 (Unaudited)

Rainier Large Cap Equity Fund

Sector Representation as of September 30, 2012 (% of net assets)

COMMON STOCKS (99.4%)
	Shares	Value
CONSUMER DISCRETIONARY (13.0%)
Bed Bath & Beyond, Inc.*	30,480	$ 1,920,240
Coach, Inc.	69,200	3,876,584
Comcast Corp. Cl. A	270,010	9,658,258
DIRECTV*	118,820	6,233,297
Dollar General Corp.*	78,060	4,023,212
Limited Brands, Inc.	148,320	7,306,243
NIKE, Inc. Cl. B	68,530	6,504,182
Nordstrom, Inc.	137,220	7,571,800
priceline.com, Inc.*	9,970	6,168,738
Ralph Lauren Corp.	35,580	5,380,763
Starbucks Corp.	163,370	8,291,028
Starwood Hotels & Resorts Worldwide, Inc.	175,420	10,167,343
The Home Depot, Inc.	195,340	11,792,676
V.F. Corp.	34,760	5,539,354
Wynn Resorts Ltd.	50,130	5,787,007
Total Consumer Discretionary		100,220,725

CONSUMER STAPLES (8.2%)
Anheuser-Busch InBev N.V. - ADR^	133,410	11,461,253
Church & Dwight Co., Inc.	107,520	5,805,005
Costco Wholesale Corp.	122,630	12,278,329
Kraft Foods, Inc.	337,250	13,945,287

	Shares	Value
Philip Morris International, Inc.	102,930	$ 9,257,524
The Estee Lauder Companies, Inc. Cl. A	170,830	10,518,003
Total Consumer Staples		63,265,401

ENERGY (9.2%)
Anadarko Petroleum Corp.	85,960	6,010,323
Cameron International Corp.*	177,660	9,961,396
Chevron Corp.	187,455	21,849,755
Denbury Resources, Inc.*	261,300	4,222,608
Ensco plc - ADR^	148,520	8,103,251
EOG Resources, Inc.	57,950	6,493,297
Schlumberger Ltd.	189,650	13,717,385
Total Energy		70,358,015

FINANCIALS (10.5%)
American Tower Corp.	174,480	12,456,127
Ameriprise Financial, Inc.	131,030	7,428,091
CBRE Group, Inc. Cl. A*	298,920	5,503,117
Invesco Ltd.^	411,650	10,287,133
JPMorgan Chase & Co.	293,500	11,880,880
Morgan Stanley	330,800	5,537,592
Raymond James Financial, Inc.	138,000	5,057,700

The accompanying notes are an integral part of these financial statements.

P / 17

SCHEDULES OF INVESTMENTS September 30, 2012 (Unaudited)

Rainier Large Cap Equity Fund

continued

	Shares	Value
T. Rowe Price Group, Inc.	60,080	$ 3,803,064
Wells Fargo & Co.	551,120	19,030,174
Total Financials		80,983,878

HEALTH CARE (14.3%)
Allergan, Inc.	131,535	12,045,975
Biogen Idec, Inc.*	46,290	6,907,857
Celgene Corp.*	86,005	6,570,782
Express Scripts Holding Co.*	80,890	5,069,376
Gilead Sciences, Inc.*	150,770	10,000,574
Hologic, Inc.*	300,410	6,080,298
Intuitive Surgical, Inc.*	21,850	10,829,516
Merck & Co., Inc.	204,440	9,220,244
Novo Nordisk A/S - ADR^	69,500	10,967,795
Perrigo Co.	46,790	5,435,595
Shire plc - ADR^	73,090	6,483,083
The Cooper Cos., Inc.	65,470	6,184,296
UnitedHealth Group, Inc.	151,990	8,421,766
Watson Pharmaceuticals, Inc.*	66,520	5,664,843
Total Health Care		109,882,000

INDUSTRIALS (10.6%)
AMETEK, Inc.	158,175	5,607,304
B/E Aerospace, Inc.*	130,410	5,490,261
Eaton Corp.	126,290	5,968,466
Fluor Corp.	81,780	4,602,578
General Electric Co.	698,420	15,861,118
Honeywell International, Inc.	211,380	12,629,955
Kansas City Southern	38,850	2,944,053
Precision Castparts Corp.	80,325	13,120,286
Stericycle, Inc.*	39,650	3,589,118
Union Pacific Corp.	38,680	4,591,316
Verisk Analytics, Inc.*	156,330	7,442,871
Total Industrials		81,847,326

INFORMATION TECHNOLOGY (26.8%)
Accenture plc^	117,940	8,259,338
Alliance Data Systems Corp.*	26,530	3,765,934
Altera Corp.	167,000	5,675,495

	Shares	Value
Apple, Inc.	54,470	$36,345,652
Autodesk, Inc.*	115,370	3,849,897
Avago Technologies Ltd.	188,140	6,559,501
Cisco Systems, Inc.	571,990	10,919,289
Citrix Systems, Inc.*	91,900	7,036,783
eBay, Inc.*	312,050	15,106,341
EMC Corp.*	534,620	14,579,087
F5 Networks, Inc.*	55,530	5,813,991
Google, Inc. Cl. A*	17,335	13,079,257
Intuit, Inc.	138,450	8,151,936
JDS Uniphase Corp.*	414,670	5,135,688
MasterCard, Inc. Cl. A	15,100	6,817,348
Microsoft Corp.	471,280	14,034,719
QUALCOMM, Inc.	171,100	10,692,039
Red Hat, Inc.*	92,330	5,257,270
Teradata Corp.*	74,090	5,587,127
Trimble Navigation Ltd.*	124,730	5,944,632
Vantiv, Inc.*	153,780	3,313,959
Visa, Inc.	80,111	10,757,305
Total Information Technology		206,682,588

MATERIALS (4.8%)
Airgas, Inc.	45,910	3,778,393
E.I. du Pont de Nemours & Co.	166,550	8,372,469
Ecolab, Inc.	97,740	6,334,529
LyondellBasell Industries N.V. Cl. A^	88,660	4,580,176
Monsanto Co.	97,460	8,870,809
Praxair, Inc.	50,210	5,215,815
Total Materials		37,152,191

UTILITIES (2.0%)
American Water Works Co., Inc.	114,760	4,253,006
ITC Holdings Corp.	77,410	5,850,648
NiSource, Inc.	212,320	5,409,913
Total Utilities		15,513,567

TOTAL COMMON STOCKS
(Cost $636,672,601)		$765,905,691

P / 18

SHORT-TERM INVESTMENTS (1.0%)
	Shares	Value
MONEY MARKET MUTUAL FUND (1.0%)
First American Treasury Obligations Fund 0.000%**	7,879,424	$7,879,424
TOTAL SHORT-TERM INVESTMENTS
(cost $7,879,424)		$7,879,424

TOTAL INVESTMENTS (100.4%)
(cost $644,552,025)		$773,785,115

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)		(3,092,352)

TOTAL NET ASSETS (100.0%)		$770,692,763

ADR - American Depository Receipt.

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, Inc.

The accompanying notes are an integral part of these financial statements.

P / 19

SCHEDULES OF INVESTMENTS September 30, 2012 (Unaudited)

Rainier Mid Cap Equity Fund

Sector Representation as of September 30, 2012 (% of net assets)

COMMON STOCKS (99.8%)
	Shares	Value
CONSUMER DISCRETIONARY (21.0%)
AMC Networks, Inc. Cl. A*	119,280	$5,191,065
Bed Bath & Beyond, Inc.*	63,360	3,991,680
BorgWarner, Inc.*	60,330	4,169,406
Dick’s Sporting Goods, Inc.	166,380	8,626,803
Dillard’s, Inc.	142,600	10,312,832
Dollar General Corp.*	296,910	15,302,741
DSW, Inc.	86,980	5,803,306
Dunkin’ Brands Group, Inc.	142,810	4,169,338
Foot Locker, Inc.	336,920	11,960,660
Group 1 Automotive, Inc.	145,630	8,771,295
LKQ Corp.*	465,360	8,609,160
Macy’s, Inc.	163,230	6,140,713
MercadoLibre, Inc.	29,220	2,412,111
MGM Resorts International*	621,310	6,679,082
Mohawk Industries, Inc.*	56,860	4,549,937
Nordstrom, Inc.	199,930	11,032,138
Panera Bread Co.*	43,640	7,457,639
PulteGroup, Inc.*	471,150	7,302,825
Sally Beauty Holdings, Inc.*	291,510	7,313,986
Starwood Hotels & Resorts Worldwide, Inc.	136,640	7,919,654
Tractor Supply Co.	55,900	5,527,951

	Shares	Value
Ulta Salon, Cosmetics & Fragrance, Inc.	72,480	$ 6,980,186
Under Armour, Inc. Cl. A*	108,840	6,076,537
V.F. Corp.	40,130	6,395,117
Wynn Resorts Ltd.	58,520	6,755,549
Total Consumer Discretionary		179,451,711

CONSUMER STAPLES (5.5%)
Beam, Inc.	130,070	7,484,228
Church & Dwight Co., Inc.	141,350	7,631,486
Dean Foods Co.*	192,640	3,149,664
GNC Holdings, Inc.	245,030	9,548,819
Herbalife Ltd.^	130,170	6,170,058
Ingredion, Inc.	151,530	8,358,395
Whole Foods Market, Inc.	46,960	4,573,904
Total Consumer Staples		46,916,554

ENERGY (8.2%)
Anadarko Petroleum Corp.	108,500	7,586,320
Cameron International Corp.*	255,010	14,298,411
Denbury Resources, Inc.*	589,250	9,522,280

P / 20

	Shares	Value
Energy XXI (Bermuda) Ltd.^	187,390	$ 6,549,280
Ensco plc - ADR^	243,940	13,309,366
Plains Exploration & Production Co.*	407,210	15,258,159
Superior Energy Services, Inc.*	183,250	3,760,290
Total Energy		70,284,106

FINANCIAL SERVICES (17.1%)
Affiliated Managers Group, Inc.*	51,970	6,392,310
Alliance Data Systems Corp.*	69,100	9,808,745
American Tower Corp.	109,105	7,789,006
Ameriprise Financial, Inc.	157,360	8,920,738
CBRE Group, Inc. Cl. A*	624,210	11,491,706
CIT Group, Inc.*	173,350	6,828,256
East West Bancorp, Inc.	375,150	7,923,168
First Republic Bank	218,470	7,528,476
FleetCor Technologies, Inc.*	196,500	8,803,200
Invesco Ltd.^	434,180	10,850,158
Jones Lang LaSalle, Inc.	140,500	10,727,175
LaSalle Hotel Properties	253,650	6,769,919
Raymond James Financial, Inc.	346,990	12,717,184
Signature Bank*	177,200	11,886,576
SunTrust Banks, Inc.	228,570	6,461,674
T. Rowe Price Group, Inc.	107,970	6,834,501
Vantiv, Inc. Cl. A*	112,450	2,423,298
Wright Express Corp.*	30,490	2,125,763
Total Financial Services		146,281,853

HEALTH CARE (12.3%)
Alexion Pharmaceuticals, Inc.*	59,390	6,794,216
Catamaran Corp.*^	88,770	8,696,797
Cubist Pharmaceuticals, Inc.*	140,820	6,714,298

	Shares	Value
Edwards Lifesciences Corp.*	68,360	$ 7,339,813
HMS Holdings Corp.*	259,290	8,668,065
Hologic, Inc.*	355,550	7,196,332
Illumina, Inc.*	225,460	10,867,172
Intuitive Surgical, Inc.*	18,740	9,288,106
Perrigo Co.	89,560	10,404,185
Salix Pharmaceuticals Ltd.*	91,810	3,887,235
Shire plc - ADR^	86,410	7,664,567
The Cooper Cos., Inc.	90,090	8,509,902
Watson Pharmaceuticals, Inc.*	100,950	8,596,902
Total Health Care		104,627,590

MATERIALS AND PROCESSING (4.9%)
Airgas, Inc.	91,210	7,506,583
Ecolab, Inc.	165,670	10,737,073
Precision Castparts Corp.	44,215	7,222,078
Timken Co.	153,980	5,721,897
Valmont Industries, Inc.	81,580	10,727,770
Total Materials and Processing		41,915,401

PRODUCER DURABLES (13.1%)
AMETEK, Inc.	114,905	4,073,382
B/E Aerospace, Inc.*	288,080	12,128,168
Chicago Bridge & Iron Co. N.V.^	331,660	12,632,929
Eaton Corp.	127,250	6,013,835
Fluor Corp.	179,380	10,095,507
Kansas City Southern	112,220	8,504,032
Stericycle, Inc.*	93,000	8,418,360
Trimble Navigation Ltd.*	136,635	6,512,024
Triumph Group, Inc.	138,240	8,644,147
United Rentals, Inc.*	597,340	19,538,991
Verisk Analytics, Inc.*	122,650	5,839,367
Wabtec Corp.	119,640	9,605,896
Total Producer Durables		112,006,638

TECHNOLOGY (13.8%)
Altera Corp.	193,770	6,585,274
Autodesk, Inc.*	130,610	4,358,456
Avago Technologies Ltd.	218,920	7,632,646

The accompanying notes are an integral part of these financial statements.

P / 21

SCHEDULES OF INVESTMENTS September 30, 2012 (Unaudited)

Rainier Mid Cap Equity Fund

continued

	Shares	Value
Citrix Systems, Inc.*	125,340	$ 9,597,284
CommVault Systems, Inc.*	16,280	955,636
F5 Networks, Inc.*	76,370	7,995,939
Fortinet, Inc.*	207,270	5,003,498
Informatica Corp.*	80,880	2,815,433
Intuit, Inc.	155,060	9,129,933
JDS Uniphase Corp.*	459,480	5,690,660
LSI Corp.*	1,168,830	8,076,615
MICROS Systems, Inc.*	107,395	5,275,242
NICE Systems Ltd.*^	153,780	5,108,571
ON Semiconductor Corp.*	728,700	4,496,079
Red Hat, Inc.*	111,570	6,352,796
Riverbed Technology, Inc.*	227,030	5,282,988
SBA Communications Corp.*	235,400	14,806,660
TIBCO Software, Inc.*	144,060	4,354,934
VeriFone Systems, Inc.*	171,370	4,772,654
Total Technology		118,291,298

UTILITIES (3.9%)
American Water Works Co., Inc.	393,270	14,574,586
ITC Holdings Corp.	90,400	6,832,432
NiSource, Inc.	448,910	11,438,227
Total Utilities		32,845,245

TOTAL COMMON STOCKS
(Cost $794,400,205)		$852,620,396

SHORT-TERM INVESTMENTS (0.8%)
	Shares	Value
MONEY MARKET MUTUAL FUND (0.8%)
First American Treasury Obligations Fund 0.000%**	6,720,940	$6,720,940
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,720,940)		$6,720,940

TOTAL INVESTMENTS (100.6%)
(Cost $801,121,145)		$859,341,336

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)		(4,864,554)

TOTAL NET ASSETS (100.0%)		$854,476,782

ADR - American Depository Receipt.

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Russell Global Sectors classification was developed by and/or is the exclusive property of the

Russell Investment Group and has been licensed for use by Rainier Investment Management, Inc.

P / 22

SCHEDULES OF INVESTMENTS September 30, 2012 (Unaudited)

Rainier Small/Mid Cap Equity Fund

Sector Representation as of September 30, 2012 (% of net assets)

COMMON STOCKS (98.8%)
	Shares	Value
CONSUMER DISCRETIONARY (15.7%)
AMC Networks, Inc. Cl. A*	310,530	$13,514,266
BJ’s Restaurants, Inc.*	434,950	19,724,983
BorgWarner, Inc.*	125,430	8,668,467
Dick’s Sporting Goods, Inc.	435,970	22,605,044
Dillard’s, Inc. Cl. A	268,850	19,443,232
DSW, Inc.	330,640	22,060,301
Elizabeth Arden, Inc.*	113,080	5,341,899
Foot Locker, Inc.	858,840	30,488,820
Genesco, Inc.*	264,550	17,653,421
Group 1 Automotive, Inc.	278,430	16,769,839
La-Z-Boy, Inc.*	489,990	7,168,554
LKQ Corp.*	1,197,280	22,149,680
Nordstrom, Inc.	397,990	21,961,088
Panera Bread Co.*	90,370	15,443,330
PulteGroup, Inc.*	805,310	12,482,305
Sally Beauty Holdings, Inc.*	745,150	18,695,813
Select Comfort Corp.*	987,810	31,165,406
SodaStream International Ltd.*^	347,010	13,592,382
The Men’s Wearhouse, Inc.	304,590	10,487,034

	Shares	Value
Under Armour, Inc. Cl. A*	269,830	$15,064,609
Total Consumer Discretionary		344,480,473

CONSUMER STAPLES (4.6%)
Church & Dwight Co., Inc.	263,130	14,206,389
Dean Foods Co.*	867,000	14,175,450
GNC Holdings, Inc.	622,650	24,264,670
Herbalife Ltd.^	335,900	15,921,660
Ingredion, Inc.	363,350	20,042,386
The Fresh Market, Inc.*	189,280	11,353,014
Total Consumer Staples		99,963,569

ENERGY (7.4%)
Carrizo Oil & Gas, Inc.*	911,040	22,785,110
Delek US Holdings, Inc.	399,120	10,173,569
Denbury Resources, Inc.*	1,213,000	19,602,080
Energy XXI (Bermuda) Ltd.^	1,165,406	40,730,940
Ensco plc - ADR^	302,680	16,514,221
Plains Exploration & Production Co.*	1,011,150	37,887,791

The accompanying notes are an integral part of these financial statements.

P / 23

SCHEDULES OF INVESTMENTS September 30, 2012 (Unaudited)

Rainier Small/Mid Cap Equity Fund

continued

	Shares	Value
Superior Energy Services, Inc.*	677,310	$13,898,401
Total Energy		161,592,112

FINANCIAL SERVICES (20.7%)
Affiliated Managers Group, Inc.*	166,670	20,500,410
Alliance Data Systems Corp.*	178,440	25,329,558
CBRE Group, Inc. Cl. A*	1,331,660	24,515,861
CIT Group, Inc.*	373,490	14,711,771
CubeSmart	651,000	8,378,370
East West Bancorp, Inc.	975,380	20,600,026
Euronet Worldwide, Inc.*	479,590	9,011,496
Evercore Partners, Inc. Cl. A	233,590	6,306,930
FleetCor Technologies, Inc.*	560,670	25,118,016
Glacier Bancorp, Inc.	510,050	7,946,579
Greenhill & Co., Inc.	245,030	12,680,303
Home BancShares, Inc.	275,930	9,406,454
Invesco Ltd.^	1,512,560	37,798,874
Jones Lang LaSalle, Inc.	472,330	36,062,395
LaSalle Hotel Properties	961,800	25,670,442
Ocwen Financial Corp.*	236,080	6,470,953
Pinnacle Financial Partners, Inc.*	446,420	8,624,834
Raymond James Financial, Inc.	838,490	30,730,658
Signature Bank*	572,850	38,426,778
Strategic Hotels & Resorts, Inc.*	1,432,220	8,607,642
Texas Capital Bancshares, Inc.*	696,810	34,638,425
UMB Financial Corp.	584,500	28,453,460
Vantiv, Inc. Cl. A*	284,170	6,123,864
Wright Express Corp.*	104,240	7,267,613
Total Financial Services		453,381,712

	Shares	Value
HEALTH CARE (14.0%)
Alexion Pharmaceuticals, Inc.*	160,630	$18,376,072
ARIAD Pharmaceuticals, Inc.*	415,090	10,055,555
Catamaran Corp.*^	275,170	26,958,405
Cubist Pharmaceuticals, Inc.*	412,330	19,659,894
Edwards Lifesciences Corp.*	151,670	16,284,808
HMS Holdings Corp.*	614,040	20,527,357
Hologic, Inc.*	917,440	18,568,986
Illumina, Inc.*	562,410	27,108,162
Incyte Corp.*	546,440	9,863,242
Jazz Pharmaceuticals plc*^	253,660	14,461,157
Orthofix International N.V.*	250,900	11,227,775
Perrigo Co.	239,050	27,770,438
Salix Pharmaceuticals Ltd.*	226,280	9,580,695
Seattle Genetics, Inc.*	566,590	15,269,601
Sirona Dental Systems, Inc.*	274,850	15,655,456
The Cooper Cos., Inc.	236,770	22,365,294
Watson Pharmaceuticals, Inc.*	254,810	21,699,620
Total Health Care		305,432,517

MATERIALS AND PROCESSING (6.1%)
Airgas, Inc.	66,050	5,435,915
Beacon Roofing Supply, Inc.*	1,058,840	30,176,940
Carpenter Technology Corp.	413,210	21,619,147
H.B. Fuller Co.	248,840	7,634,411
LSB Industries, Inc.*	235,820	10,345,423
Sensient Technologies Corp.	391,890	14,405,876
The Valspar Corp.	160,100	8,981,610
Timken Co.	263,340	9,785,715
Valmont Industries, Inc.	187,130	24,607,595
Total Materials and Processing		132,992,632

P / 24

	Shares	Value
PRODUCER DURABLES (13.1%)
A.O. Smith Corp.	269,790	$15,523,717
B/E Aerospace, Inc.*	692,080	29,136,568
Chicago Bridge & Iron Co. N.V.^	876,070	33,369,507
Esterline Technologies Corp.*	135,760	7,621,566
Fluor Corp.	272,790	15,352,621
Genesee & Wyoming, Inc. Cl. A*	171,080	11,438,409
Healthcare Services Group, Inc.	325,290	7,439,382
Steelcase, Inc. Cl. A	401,420	3,953,987
Stericycle, Inc.*	159,170	14,408,068
Titan International, Inc.	1,121,470	19,805,160
Trimble Navigation Ltd.*	328,465	15,654,642
Triumph Group, Inc.	485,420	30,353,313
United Rentals, Inc.*	1,411,540	46,171,473
Wabtec Corp.	295,890	23,757,008
Woodward, Inc.	367,890	12,500,902
Total Producer Durables		286,486,323

TECHNOLOGY (13.9%)
ACI Worldwide, Inc.*	325,550	13,757,743
Avago Technologies Ltd.	534,400	18,631,856
Citrix Systems, Inc.*	235,800	18,055,206
CommVault Systems, Inc.*	42,180	2,475,966
F5 Networks, Inc.*	174,900	18,312,030
Fabrinet*^	665,620	7,714,535
FEI Co.	268,210	14,349,235
Finisar Corp.*	556,710	7,960,953
Fortinet, Inc.*	441,500	10,657,810
Hittite Microwave Corp.*	202,120	11,211,596
Informatica Corp.*	195,650	6,810,576
Ixia*	795,350	12,781,275
LSI Corp.*	3,275,720	22,635,225
Mellanox Technologies Ltd.*^	133,780	13,582,684
MICROS Systems, Inc.*	288,899	14,190,719
NICE Systems Ltd.*^	376,080	12,493,378
ON Semiconductor Corp.*	1,830,640	11,295,049
Red Hat, Inc.*	270,180	15,384,049

	Shares	Value
Riverbed Technology, Inc.*	529,790	$12,328,213
SBA Communications Corp. Cl. A*	585,190	36,808,451
TIBCO Software, Inc.*	361,760	10,936,005
VeriFone Systems, Inc.*	451,060	12,562,021
Total Technology		304,934,575

UTILITIES (3.3%)
American Water Works Co., Inc.	994,350	36,850,611
ITC Holdings Corp.	228,775	17,290,815
NiSource, Inc.	710,840	18,112,203
Total Utilities		72,253,629

TOTAL COMMON STOCKS
(cost $1,941,533,183)		$2,161,517,542

SHORT-TERM INVESTMENTS (0.2%)

MONEY MARKET FUND (0.2%)
First American Treasury
Obligations Fund 0.000%**	3,913,913	3,913,913
TOTAL SHORT-TERM INVESTMENTS
(cost $3,913,913)		$3,913,913

TOTAL INVESTMENTS (99.0%)
(cost $1,945,447,096)		$2,165,431,455

OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)		21,382,381

TOTAL NET ASSETS (100.0%)		$2,186,813,836

ADR - American Depository Receipt.

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Russell Global Sectors classification was developed by and/or is the exclusive property of the Russell Investment Group and has been licensed for use by Rainier Investment Management, Inc.

The accompanying notes are an integral part of these financial statements.

P / 25

SCHEDULES OF INVESTMENTS September 30, 2012 (Unaudited)

Rainier Balanced Fund

Investment Allocation as of September 30, 2012 (% of net assets)

COMMON STOCKS (60.7%)
	Shares	Value
CONSUMER DISCRETIONARY (7.9%)
Bed Bath & Beyond, Inc.*	850	$ 53,550
Coach, Inc.	2,280	127,726
Comcast Corp. Cl. A	8,620	308,338
DIRECTV*	3,900	204,594
Dollar General Corp.*	2,480	127,819
Limited Brands, Inc.	4,730	233,000
NIKE, Inc. Cl. B	2,155	204,531
Nordstrom, Inc.	4,240	233,963
priceline.com, Inc.*	300	185,619
Ralph Lauren Corp.	1,080	163,328
Starbucks Corp.	5,190	263,392
Starwood Hotels & Resorts Worldwide, Inc.	5,450	315,882
The Home Depot, Inc.	6,060	365,842
V.F. Corp.	1,110	176,890
Wynn Resorts Ltd.	1,570	181,241
Total Consumer Discretionary		3,145,715

CONSUMER STAPLES (5.0%)
Anheuser-Busch InBev N.V.-ADR^	4,240	364,258
Church & Dwight Co., Inc.	3,420	184,646
Costco Wholesale Corp.	3,880	388,485
Kraft Foods, Inc.	10,440	431,694
Philip Morris International, Inc.	3,190	286,909
The Estee Lauder Companies, Inc. Cl. A	5,430	334,325
Total Consumer Staples		1,990,317

	Shares	Value
ENERGY (5.6%)
Anadarko Petroleum Corp.	2,740	$191,581
Cameron International Corp.*	5,790	324,645
Chevron Corp.	5,875	684,790
Denbury Resources, Inc.*	8,370	135,259
EOG Ressources, Inc.	1,880	210,654
Ensco plc - ADR^	4,590	250,430
Schlumberger Ltd.	5,790	418,791
Total Energy		2,216,150

FINANCIALS (6.3%)
American Tower Corp.	5,315	379,438
Ameriprise Financial, Inc.	4,120	233,563
CBRE Group, Inc. Cl. A*	9,580	176,368
Invesco Ltd.^	12,870	321,621
JPMorgan Chase & Co.	9,385	379,905
Morgan Stanley	10,520	176,105
Raymond James Financial, Inc.	4,410	161,626
T. Rowe Price Group, Inc.	1,910	120,903
Wells Fargo & Co.	15,890	548,682
Total Financials		2,498,211

HEALTH CARE (8.7%)
Allergan, Inc.	4,085	374,104
Biogen Idec, Inc.*	1,480	220,861
Celgene Corp.*	2,850	217,740
Express Scripts Holding Co.*	2,480	155,422

P / 26

	Shares	Value
Gilead Sciences, Inc.*	4,810	$ 319,047
Hologic, Inc.*	9,550	193,292
Intuitive Surgical, Inc.*	670	332,072
Merck & Co., Inc.	6,500	293,150
Novo Nordisk A/S - ADR^	2,130	336,135
Perrigo Co.	1,440	167,285
Shire plc - ADR^	2,320	205,784
The Cooper Cos., Inc.	2,210	208,757
UnitedHealth Group, Inc.	4,650	257,656
Watson Pharmaceuticals, Inc.*	2,120	180,539
Total Health Care		3,461,844

INDUSTRIALS (6.5%)
AMETEK, Inc.	4,985	176,718
B/E Aerospace, Inc.*	4,120	173,452
Eaton Corp.	4,000	189,040
Fluor Corp.	2,820	158,710
General Electric Co.	21,690	492,580
Honeywell International, Inc.	6,670	398,532
Kansas City Southern	1,230	93,209
Precision Castparts Corp.	2,535	414,067
Stericycle, Inc.*	1,230	111,340
Union Pacific Corp.	1,230	146,001
Verisk Analytics, Inc.*	4,960	236,146
Total Industrials		2,589,795

INFORMATION TECHNOLOGY (16.4%)
Accenture plc^	3,790	265,414
Alliance Data Systems Corp.*	900	127,755
Altera Corp.	5,760	195,753
Apple, Inc.	1,690	1,127,670
Autodesk, Inc.*	3,660	122,134
Avago Technologies Ltd.	6,090	212,328
Cisco Systems, Inc.	18,210	347,629
Citrix Systems, Inc.*	3,020	231,241
eBay, Inc.*	9,760	472,481
EMC Corp.*	16,605	452,818
F5 Networks, Inc.*	1,770	185,319
Google, Inc. Cl. A*	540	407,430
Intuit, Inc.	4,470	263,194
JDS Uniphase Corp.*	13,190	163,358
MasterCard, Inc. Cl. A	460	207,681
Microsoft Corp.	14,870	442,829
QUALCOMM, Inc.	5,280	329,947
Red Hat, Inc.*	2,970	169,112

	Shares	Value
Teradata Corp.*	2,290	$172,689
Trimble Navigation Ltd.*	4,045	192,785
Vantiv, Inc. Cl. A*	4,840	104,302
Visa, Inc.	2,548	342,145
Total Information Technology		6,536,014

MATERIALS (3.0%)
Airgas, Inc.	1,350	111,105
E.I. du Pont de Nemours & Co.	5,520	277,490
Ecolab, Inc.	3,110	201,559
LyondellBasell Industries N.V. Cl. A^	2,820	145,681
Monsanto Co.	3,100	282,162
Praxair, Inc.	1,570	163,092
Total Materials		1,181,089

UTILITIES (1.3%)
American Water Works Co., Inc.	3,640	134,898
ITC Holdings Corp.	2,460	185,927
NiSource, Inc.	7,100	180,908
Total Utilities		501,733

TOTAL COMMON STOCKS
(cost $18,807,386)		$24,120,868

DEBT SECURITIES (37.4%)
	Principal Amount
CORPORATE BONDS (26.0%)

FINANCE (21.0%)
ACE INA Holdings, Inc.:
5.600%, 05/15/2015	$290,000	325,223
2.600%, 11/23/2015	85,000	89,157
Allstate Life Global Funding Trust
5.375%, 04/30/2013	200,000	205,835
American Express Co.:
6.150%, 08/28/2017	360,000	438,392
7.000%, 03/19/2018	190,000	240,749
Bank of America Corp.
5.650%, 05/01/2018	230,000	262,559
BlackRock, Inc.
5.000%, 12/10/2019	125,000	148,765
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	265,000	285,529

The accompanying notes are an integral part of these financial statements.

P / 27

SCHEDULES OF INVESTMENTS September 30, 2012 (Unaudited)

Rainier Balanced Fund

continued

	Principal Amount	Value
Citigroup, Inc.
5.000%, 09/15/2014	$535,000	$564,538
Comerica, Inc.
3.000%, 09/16/2015	150,000	158,874
General Electric Capital Corp.
5.625%, 09/15/2017	565,000	666,112
MetLife, Inc.
6.750%, 06/01/2016	200,000	239,582
Morgan Stanley
4.750%, 04/01/2014	410,000	424,581
ORIX Corp.^
4.710%, 04/27/2015	65,000	69,161
Royal Bank of Canada^
2.875%, 04/19/2016	450,000	479,358
Simon Property Group LP
5.875%, 03/01/2017	165,000	194,105
State Street Corp.
2.875%, 03/07/2016	295,000	316,351
The Bear Stearns & Cos., Inc.
5.550%, 01/22/2017	590,000	671,558
The Charles Schwab Corp.
4.950%, 06/01/2014	175,000	187,638
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	360,000	418,531
The Travelers Cos., Inc.
5.900%, 06/02/2019	200,000	249,676
Toyota Motor Credit Corp.:
2.800%, 01/11/2016	170,000	180,691
3.300%, 01/12/2022	465,000	505,169
Wachovia Corp.:
4.875%, 02/15/2014	55,000	57,958
5.250%, 08/01/2014	210,000	225,823
Wells Fargo & Co.:
3.750%, 10/01/2014	170,000	180,409
3.625%, 04/15/2015	155,000	166,028
Westpac Banking Corp.^
2.000%, 08/14/2017	375,000	379,929
Total Finance		8,332,281

HEALTH CARE (0.6%)
AstraZeneca plc^
1.950%, 09/18/2019	40,000	40,767
Sanofi SA^
2.625%, 03/29/2016	75,000	79,442
UnitedHealth Group, Inc.
6.000%, 02/15/2018	100,000	122,961
Total Health Care		243,170

	Principal Amount	Value
INDUSTRIALS (4.4%)
Analog Devices, Inc.
5.000%, 07/01/2014	$445,000	$480,506
Bemis Co., Inc.
6.800%, 08/01/2019	75,000	91,376
Cisco Systems, Inc.
4.450%, 01/15/2020	205,000	240,974
Hewlett-Packard Co.
2.200%, 12/01/2015	120,000	122,087
Ingredion, Inc.
3.200%, 11/01/2015	120,000	126,733
Nokia Corp.^
5.375%, 05/15/2019	85,000	71,612
Petrobras International Finance Co.^
5.375%, 01/27/2021	145,000	164,107
Shell International Financial BV^
4.375%, 03/25/2020	125,000	146,642
Statoil ASA^
3.125%, 08/17/2017	155,000	170,027
Total Capital SA^
4.450%, 06/24/2020	95,000	110,488
Total Industrials		1,724,552

TOTAL CORPORATE BONDS
(cost $9,490,584)		$10,300,003

MORTGAGE PASS-THROUGH SECURITIES (0.9%)
Federal National Mortgage Association
Pool #725690, 6.000%, 08/01/2034	302,411	340,711
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(cost $302,543)		$340,711

U.S. GOVERNMENT AGENCY (3.7%)
Federal Home Loan Bank
5.625%, 06/13/2016	825,000	965,502
Federal National Mortgage Association
5.240%, 08/07/2018	500,000	520,428
TOTAL U.S. GOVERNMENT AGENCY
(cost $1,328,597)		$1,485,930

U.S. TREASURY NOTES (6.8%)
0.250%, 10/31/2013	50,000	50,035
0.250%, 11/30/2013	300,000	300,199
0.750%, 12/15/2013	120,000	120,792

P / 28

	Principal Amount	Value
2.625%, 06/30/2014	$400,000	$416,672
2.375%, 08/31/2014	425,000	442,315
4.250%, 11/15/2014	250,000	271,094
2.500%, 04/30/2015	325,000	343,535
0.250%, 09/15/2015	50,000	49,922
2.250%, 11/30/2017	235,000	253,984
1.375%, 02/28/2019	225,000	231,434
2.000%, 02/15/2022	220,000	228,852
TOTAL U.S. TREASURY NOTES
(cost $2,594,477)		2,708,834

TOTAL DEBT SECURITIES
(cost $13,716,201)		$14,835,478

SHORT-TERM INVESTMENT (0.8%)
	Shares

MONEY MARKET FUND (0.8%)
First American Treasury Obligations Fund 0.000%**	322,613	322,613
TOTAL SHORT-TERM INVESTMENT
(cost $322,613)		$322,613

TOTAL INVESTMENTS (98.9%)
(cost $32,846,200)		$39,278,959

OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)		422,882

TOTAL NET ASSETS (100.0%)		$39,701,841

ADR - American Depository Receipt.

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS®) is used in the Equity portion of the Fund and was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, Inc.

The accompanying notes are an integral part of these financial statements.

P / 29

SCHEDULES OF INVESTMENTS September 30, 2012 (Unaudited)

Rainier Intermediate Fixed Income Fund

Investment Allocation as of September 30, 2012 (% of net assets)

DEBT SECURITIES (96.3%)
	Principal Amount	Value
CORPORATE BONDS (74.9%)

FINANCIALS (55.2%)
ACE INA Holdings, Inc.:
5.600%, 05/15/2015	$1,985,000	$2,226,098
2.600%, 11/23/2015	415,000	435,294
Allstate Life Global Funding Trust
5.375%, 04/30/2013	1,555,000	1,600,370
American Express Co.:
6.150%, 08/28/2017	2,775,000	3,379,273
7.000%, 03/19/2018	1,225,000	1,552,197
Bank of America Corp.:
4.500%, 04/01/2015	30,000	32,155
5.650%, 05/01/2018	1,485,000	1,695,215
BlackRock, Inc.
5.000%, 12/10/2019	490,000	583,158
Caterpillar Financial Services Corp.:
6.125%, 02/17/2014	2,140,000	2,305,782
1.650%, 04/01/2014	10,000	10,169
Citigroup, Inc.:
5.000%, 09/15/2014	2,400,000	2,532,506
4.750%, 05/19/2015	1,400,000	1,508,018
Comerica, Inc.
3.000%, 09/16/2015	930,000	985,017
Credit Suisse First Boston^
5.000%, 05/15/2013	950,000	975,536
General Electric Capital Corp.:
2.900%, 01/09/2017	40,000	42,362
5.625%, 09/15/2017	4,095,000	4,827,837

	Principal Amount	Value
JPMorgan Chase & Co.
5.150%, 10/01/2015	$35,000	$38,746
MetLife, Inc.
6.750%, 06/01/2016	1,330,000	1,593,222
Morgan Stanley
4.750%, 04/01/2014	2,830,000	2,930,646
ORIX Corp.^
4.710%, 04/27/2015	700,000	744,811
Royal Bank of Canada^
2.875%, 04/19/2016	3,245,000	3,456,704
Simon Property Group LP:
5.750%, 12/01/2015	10,000	11,320
5.875%, 03/01/2017	730,000	858,765
State Street Corp.
2.875%, 03/07/2016	2,055,000	2,203,729
The Bear Stearns & Co., Inc.
5.550%, 01/22/2017	4,285,000	4,877,333
The Charles Schwab Corp.
4.950%, 06/01/2014	1,525,000	1,635,131
The Goldman Sachs Group, Inc.:
5.150%, 01/15/2014	30,000	31,510
5.950%, 01/18/2018	1,995,000	2,319,361
The Travelers Cos., Inc.
5.900%, 06/02/2019	1,390,000	1,735,248
Toyota Motor Credit Corp.:
2.800%, 01/11/2016	2,155,000	2,290,528
2.050%, 01/12/2017	25,000	26,024
3.300%, 01/12/2022	2,480,000	2,694,235

P / 30

	Principal Amount	Value
Wachovia Corp.:
4.875%, 02/15/2014	$850,000	$895,722
5.250%, 08/01/2014	660,000	709,730
5.625%, 10/15/2016	1,180,000	1,368,448
Wells Fargo & Co.:
3.750%, 10/01/2014	1,065,000	1,130,207
3.625%, 04/15/2015	660,000	706,958
Westpac Banking Corp.^
2.000%, 08/14/2017	2,705,000	2,740,552
Total Financials		59,689,917

HEALTH CARE (1.6%)
AstraZeneca PLC^
1.950%, 09/18/2019	290,000	295,562
Sanofi SA^
2.625%, 03/29/2016	625,000	662,014
UnitedHealth Group, Inc.
6.000%, 02/15/2018	650,000	799,250
Total Health Care		1,756,826

INDUSTRIALS (18.1%)
Analog Devices, Inc.
5.000%, 07/01/2014	2,855,000	3,082,795
Archer-Daniels-Midland Co.
4.479%, 03/01/2021	505,000	585,276
Bemis Co., Inc.
6.800%, 08/01/2019	550,000	670,094
Burlington Northern Santa Fe LLC
4.100%, 06/01/2021	800,000	888,439
Cisco Systems, Inc.
4.450%, 01/15/2020	1,045,000	1,228,380
Hewlett-Packard Co.
2.200%, 12/01/2015	795,000	808,825
Ingredion, Inc.
3.200%, 11/01/2015	545,000	575,579
Nokia Corp.^
5.375%, 05/15/2019	610,000	513,925
Novartis Capital Corp.
4.125%, 02/10/2014	1,290,000	1,354,669
PepsiCo, Inc.
3.750%, 03/01/2014	635,000	664,856
Petrobras International Finance Co.^
5.375%, 01/27/2021	785,000	888,440
Shell International Financial BV^
4.375%, 03/25/2020	835,000	979,569
Statoil ASA^
3.125%, 08/17/2017	1,985,000	2,177,440

	Principal Amount	Value
The Home Depot, Inc.
5.250%, 12/16/2013	$1,045,000	$1,106,334
Thomson Reuters Corp.^
6.500%, 07/15/2018	635,000	803,512
Total Capital SA^
4.450%, 06/24/2020	835,000	971,131
United Parcel Service, Inc.
4.500%, 01/15/2013	1,000,000	1,012,272
WMC Financial USA Ltd.^
5.125%, 05/15/2013	1,205,000	1,240,912
Total Industrials		19,552,448

TOTAL CORPORATE BONDS
(Cost $75,111,349)		$80,999,191

MORTGAGE PASS-THROUGH SECURITIES (1.3%)
Federal Home Loan Mortgage Corp.
Pool #G0-2267,
6.500%, 08/01/2036	93,562	106,623
		106,623
Federal National Mortgage Association
Pool #725690, 6.000%, 08/01/2034	314,856	354,732
Pool #255813, 5.000%, 08/01/2035	263,705	288,739
Pool #735897, 5.500%, 10/01/2035	199,953	220,553
Pool #256022, 5.500%, 12/01/2035	328,436	362,273
		1,226,297
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $1,194,472)		$1,332,920

U.S. GOVERNMENT AGENCY (9.7%)
Federal Home Loan Bank
3.625%, 05/29/2013	385,000	393,772
5.500%, 08/13/2014	765,000	840,998
5.625%, 06/13/2016	1,550,000	1,813,973
		3,048,743
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	2,700,000	2,792,669
5.250%, 04/18/2016	1,100,000	1,284,597

The accompanying notes are an integral part of these financial statements.

P / 31

SCHEDULES OF INVESTMENTS September 30, 2012 (Unaudited)

Rainier Intermediate Fixed Income Fund

continued

	Principal Amount	Value
3.000%, 07/31/2019	$450,000	$459,938
		4,537,204
Federal National Mortgage Association
4.375%, 03/15/2013	150,000	152,888
4.125%, 04/15/2014	340,000	360,285
4.375%, 10/15/2015	810,000	907,576
2.250%, 03/15/2016	550,000	582,988
5.240%, 08/07/2018	805,000	837,890
		2,841,627
TOTAL U.S. GOVERNMENT AGENCY
(Cost $9,771,005)		$10,427,574

U.S. TREASURY NOTES (10.4%)
0.625%, 12/31/2012	400,000	400,531
1.375%, 03/15/2013	1,230,000	1,237,015
0.625%, 04/30/2013	1,000,000	1,002,852
3.500%, 05/31/2013	1,125,000	1,149,918
4.250%, 08/15/2013	1,335,000	1,382,455
4.750%, 05/15/2014	810,000	869,390
2.500%, 04/30/2015	20,000	21,140
2.250%, 11/30/2017	1,900,000	2,053,484
2.625%, 11/15/2020	1,700,000	1,877,172
2.000%, 02/15/2022	1,220,000	1,269,087
TOTAL U.S. TREASURY NOTES
(Cost $10,605,855)		$11,263,044

TOTAL DEBT SECURITIES
(Cost $96,682,681)		$104,022,729

SHORT-TERM INVESTMENT (2.8%)
	Shares	Value
MONEY MARKET FUND (2.8%)
First American Treasury Obligations Fund
0.000%*	3,067,324	$3,067,324
TOTAL SHORT-TERM INVESTMENT
(Cost $3,067,324)		$3,067,324

TOTAL INVESTMENTS (99.1%)
(Cost $99,750,005)		$107,090,053

OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)		1,022,994

TOTAL NET ASSETS (100.0%)		$108,113,047

* Rate quoted is seven-day yield at period end.

^ U.S. Dollar denominated foreign security.

P / 32

SCHEDULES OF INVESTMENTS September 30, 2012 (Unaudited)

Rainier High Yield Fund

Sector Representation as of September 30, 2012 (% of net assets)

DEBT SECURITIES (93.4%)
	Principal Amount	Value
CORPORATE BONDS (93.4%)

AUTOMOTIVE (7.2%)
American Axle & Manufacturing Holdings, Inc.
7.875%, 03/01/2017	$800,000	$836,000
Delphi Corp.
6.125%, 05/15/2021	250,000	278,125
Ford Motor Credit Co., LLC
6.625%, 08/15/2017	500,000	580,572
Lear Corp.
8.125%, 03/15/2020	450,000	510,750
Tenneco, Inc.
6.875%, 12/15/2020	100,000	110,000
The Goodyear Tire & Rubber Co.
7.000%, 05/15/2022	500,000	532,500
Total Automotive		2,847,947

BASIC INDUSTRY (6.4%)
Air Lease Corp.
5.625%, 04/01/2017*
(Acquired 03/13/2012, Cost $500,000)	500,000	512,500
AK Steel Corp.
8.375%, 04/01/2022	100,000	86,000
Cascades, Inc.:^
7.750%, 12/15/2017	200,000	210,500

	Principal Amount	Value
7.875%, 01/15/2020	$250,000	$263,125
Domtar Corp.
10.750%, 06/01/2017	300,000	390,854
Griffon Corp.
7.125%, 04/01/2018	600,000	638,250
Masco Corp.
5.850%, 03/15/2017	300,000	326,016
Steel Dynamics, Inc.
6.750%, 04/01/2015	100,000	102,000
Total Basic Industry		2,529,245

CAPITAL GOODS (8.4%)
B/E Aerospace, Inc.
5.250%, 04/01/2022	500,000	521,250
Crown Americas LLC / Crown Americas Capital Corp. III
6.250%, 02/01/2021	250,000	280,000
General Cable Corp.
5.750%, 10/01/2022*
(Acquired 09/20/2012, Cost $500,000)	500,000	510,000
Graphic Packaging International, Inc.:
9.500%, 06/15/2017	100,000	110,000
7.875%, 10/01/2018	100,000	111,250
Greif, Inc.
7.750%, 08/01/2019	300,000	348,000

The accompanying notes are an integral part of these financial statements.

P / 33

SCHEDULES OF INVESTMENTS September 30, 2012 (Unaudited)

Rainier High Yield Fund

continued

	Principal Amount	Value
Milacron LLC / Milacron Finance Sub LLC
8.375%, 05/15/2019*
(Acquired 04/20/2012, Cost $506,226)	$500,000	$ 517,500
Spirit Aerosystems, Inc.
6.750%, 12/15/2020	600,000	657,000
SPX Corp.
6.875%, 09/01/2017	250,000	280,625
Total Capital Goods		3,335,625

CONSUMER CYCLICAL (5.6%)
CKE Restaurants, Inc.
11.375%, 07/15/2018	370,000	431,050
Levi Strauss & Co.
7.625%, 05/15/2020	600,000	651,000
Sealy Mattress Co.
8.250%, 06/15/2014	300,000	304,875
Serta Simmons Holdings LLC
8.125%, 10/01/2020*
(Acquired 09/19/2012, Cost $250,000)	250,000	249,375
The Gymboree Corp.
9.125%, 12/01/2018	500,000	478,125
Wolverine World Wide, Inc.
6.125%, 10/15/2020*
(Acquired 09/27/2012, Cost $100,000)	100,000	103,500
Total Consumer Cyclical		2,217,925

CONSUMER NON-CYCLICAL (2.8%)
Constellation Brands, Inc.
7.250%, 05/15/2017	300,000	351,750
Jarden Corp.
7.500%, 01/15/2020	100,000	111,000
Revlon Consumer Products
9.750%, 11/15/2015	400,000	425,000
Spectrum Brands, Inc.
9.500%, 06/15/2018	122,000	138,165
The Scotts Miracle-Gro Co.
6.625%, 12/15/2020	100,000	108,250
Total Consumer Non-Cyclical		1,134,165

ENERGY (22.7%)
AmeriGas Finance LLC /AmeriGas Finance Corp.
7.000%, 05/20/2022	1,000,000	1,079,999

	Principal Amount	Value
Atlas Pipeline Partners LP
6.625%, 10/01/2020*
(Acquired 09/25/2012, Cost $100,000)	$100,000	$ 102,000
Bill Barrett Corp.
7.625%, 10/01/2019	600,000	639,000
Calumet Specialty Products Partners LP
9.375%, 05/01/2019	900,000	972,000
Chesapeake Energy Corp.
6.625%, 08/15/2020	500,000	518,125
Concho Resources, Inc.
5.500%, 10/01/2022	500,000	521,875
El Paso Corp.
7.000%, 06/15/2017	300,000	345,752
Hornbeck Offshore Services, Inc.:
8.000%, 09/01/2017	250,000	270,313
5.875%, 04/01/2020	500,000	511,250
NRG Energy, Inc.
6.625%, 03/15/2023*
(Acquired 09/10/2012, Cost $250,000)	250,000	255,938
Regency Energy Partners LP
5.500%, 04/15/2023	500,000	506,875
SandRidge Energy, Inc.
8.000%, 06/01/2018*
(Acquired 11/02/2011, 12/06/2011, and 04/05/2012, Cost $1,195,356)	1,200,000	1,265,999
SM Energy Co.
6.500%, 11/15/2021	300,000	319,500
Stone Energy Corp.
8.625%, 02/01/2017	650,000	698,750
Tesoro Corp.
5.375%, 10/01/2022	1,000,000	1,032,500
Total Energy		9,039,876

FINANCIALS (5.5%)
Aircastle Ltd.^
9.750%, 08/01/2018	1,050,000	1,202,250
International Lease Finance Corp.:
6.250%, 05/15/2019	750,000	810,000
8.250%, 12/15/2020	150,000	178,875
Total Financials		2,191,125

P / 34

	Principal Amount	Value
HEALTH CARE (3.6%)
HCA, Inc.:
8.500%, 04/15/2019	$300,000	$339,750
7.250%, 09/15/2020	300,000	337,500
HealthSouth Corp.
7.750%, 09/15/2022	500,000	548,750
Sky Growth Acquisition Corp
7.375%, 10/15/2020*
(Acquired 09/18/2012, Cost $100,000)	100,000	100,875
Vanguard Health Holding Co. II LLC
8.000%, 02/01/2018	100,000	107,250
Total Health Care		1,434,125

MEDIA (1.5%)
Cablevision Systems Corp.
8.625%, 09/15/2017	400,000	467,000
CCO Holdings LLC / CCO Holdings Capital Corp.
7.375%, 06/01/2020	100,000	112,125
Total Media		579,125

SERVICES (9.1%)
Cinemark USA, Inc.
8.625%, 06/15/2019	100,000	111,500
Clean Harbors, Inc.
5.250%, 08/01/2020*
(Acquired 07/17/2012, Cost $100,000)	100,000	103,500
Iron Mountain, Inc.
7.750%, 10/01/2019	250,000	282,500
MGM Resorts International
7.750%, 03/15/2022	1,000,000	1,049,999
ServiceMaster Co.
7.000%, 08/15/2020*
(Acquired 08/16/2012, Cost $250,000)	250,000	257,500
Scientific Games Corp.:
8.125%, 09/15/2018	100,000	109,750
9.250%, 06/15/2019	269,000	299,935
The Hertz Corp.
6.750%, 04/15/2019	200,000	212,000
United Rentals North America, Inc.:
9.250%, 12/15/2019	200,000	226,500
8.375%, 09/15/2020	600,000	645,000

	Principal Amount	Value
West Corp.
8.625%, 10/01/2018	$300,000	$316,500
Total Services		3,614,684

TECHNOLOGY & ELECTRONICS (5.4%)
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	900,000	918,000
Alliance Data Systems Corp.
6.375%, 04/01/2020*
(Acquired 03/22/2012, Cost $100,000)	100,000	108,500
Amkor Technology, Inc.
6.625%, 06/01/2021	700,000	714,000
Nokia Corp.^
5.375%, 05/15/2019	500,000	421,250
Total Technology & Electronics		2,161,750

TELECOMMUNICATION SERVICES (13.1%)
Clearwire Communications LLC
12.000%, 12/01/2015*
(Acquired 11/19/2009, and 01/26/2012, Cost $490,763)	500,000	497,500
Frontier Communications Corp.:
8.250%, 05/01/2014	6,000	6,615
8.500%, 04/15/2020	500,000	567,500
9.250%, 07/01/2021	250,000	290,625
GCI, Inc.
8.625%, 11/15/2019	100,000	108,500
GeoEye, Inc.
9.625%, 10/01/2015	300,000	336,000
Intelsat Jackson Holdings SA^
7.250%, 10/15/2020*
(Acquired 04/12/2012, Cost $254,216)	250,000	270,000
Level 3 Communications, Inc.
11.875%, 02/01/2019	350,000	399,000
MetroPCS Wireless, Inc.
7.875%, 09/01/2018	250,000	271,250
Qwest Communications International, Inc.
7.125%, 04/01/2018	250,000	266,263
Sprint Capital Corp.
6.875%, 11/15/2028	550,000	508,750
Sprint Nextel Corp.
11.500%, 11/15/2021	250,000	314,063

The accompanying notes are an integral part of these financial statements.

P / 35

SCHEDULES OF INVESTMENTS September 30, 2012 (Unaudited)

Rainier High Yield Fund

continued

	Principal Amount	Value
Windstream Corp.:
7.875%, 11/01/2017	$250,000	$280,625
7.500%, 06/01/2022	250,000	266,250
Zayo Group LLC
10.125%, 07/01/2020	750,000	832,500
Total Telecommunication Services		5,215,441

UTILITIES (2.1%)
Plains Exploration & Production Co.
6.750%, 02/01/2022	250,000	255,000
The AES Corp.:
9.750%, 04/15/2016	300,000	360,000
7.375%, 07/01/2021	200,000	229,000
Total Utilities		844,000

TOTAL CORPORATE BONDS
(cost $34,439,547)		$37,145,033

TOTAL DEBT SECURITIES
(cost $34,439,547)		$37,145,033

SHORT-TERM INVESTMENT (6.9%)
	Shares	Value

MONEY MARKET FUND (6.9%)
First American Government Obligations Fund
0.000%**	839,431	839,431
First American Treasury Obligations Fund
0.000%**	1,925,000	1,925,000
TOTAL SHORT-TERM INVESTMENT
(cost $2,764,431)		$2,764,431

TOTAL INVESTMENTS (100.3%)
(cost $37,203,978)		$39,909,464

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)		(110,646)

TOTAL NET ASSETS (100.0%)		$39,798,818

*Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2012, the value of these securities totaled $4,854,688.

**Rated quoted is seven-day yield period end.

^U.S. Dollar denominated foreign security.

P / 36

SCHEDULES OF INVESTMENTS September 30, 2012 (Unaudited)

Rainier International Discovery Fund

Sector Representation as of September 30, 2012 (% of net assets)

COMMON STOCKS (94.9%)
	Shares	Value
AUSTRALIA (0.9%)
Domino’s Pizza Enterpises Ltd.	5,800	$ 62,690
REA Group Ltd.	3,760	61,039
Total Australia		123,729

AUSTRIA (3.1%)
Andritz AG	3,208	181,676
Schoeller-Bleckmann Oilfield Equipment AG	2,200	228,374
Total Austria		410,050

BRAZIL (1.6%)
Raia Drogasil SA	8,200	93,235
Valid Solucoes SA	6,150	113,459
Total Brazil		206,694

CAMBODIA (0.6%)
NagaCorp Ltd.	144,000	80,784
Total Cambodia		80,784

CANADA (3.4%)
Catamaran Corp.*	900	88,206
Dollarama, Inc.	3,320	211,911
Finning International, Inc.	6,450	156,411
Total Canada		456,528

	Shares	Value
CHINA (0.5%)
AAC Technologies Holdings, Inc.	19,000	$ 68,609
Total China		68,609

DENMARK (5.7%)
Chr. Hansen Holdings A/S	7,192	216,696
Coloplast A/S	1,323	275,478
FLSmidth & Co. A/S	1,730	100,344
Topdanmark A/S*	810	158,607
Total Denmark		751,125

FRANCE (6.2%)
CFAO SA	3,100	148,471
Cie Generale de Geophysique - Veritas SA*	3,306	104,085
Eurofins Scientific SA	1,635	231,957
Ingenico SA	4,485	230,538
Zodiac Aerospace SA	1,055	103,008
Total France		818,059

GERMANY (5.8%)
Dialog Semiconductor plc*	4,466	87,004
Gerresheimer AG	2,590	135,361
Gerry Weber International AG	4,323	178,657
Wirecard AG	16,123	370,246
Total Germany		771,268

The accompanying notes are an integral part of these financial statements.

P / 37

SCHEDULES OF INVESTMENTS September 30, 2012 (Unaudited)

Rainier International Discovery Fund

continued

	Shares	Value
HONG KONG (3.1%)
Techtronic Industries Co.	172,500	$314,564
Vinda International Holdings Ltd.	69,000	95,037
Total Hong Kong		409,601

INDONESIA (5.2%)
Bank Tabungan Pensiunan Nasional Tbk PT*	192,830	105,784
Kalbe Farma Tbk PT	354,000	173,856
Media Nusantara Citra Tbk PT	371,000	100,794
Mitra Adiperkasa Tbk PT	181,500	121,379
Nippon Indosari Corpindo Tbk PT	143,500	86,220
Tower Bersama Infrastructure Tbk PT*	232,000	107,879
Total Indonesia		695,912

IRELAND (1.6%)
James Hardie Industries SE	13,431	121,209
Paddy Power plc	1,218	90,139
Total Ireland		211,348

ISRAEL (0.5%)
Mellanox Technologies Ltd.*	690	70,056
Total Israel		70,056

ITALY (2.8%)
Prysmian SpA	10,851	193,544
Salvatore Ferragamo Italia SpA	8,550	177,882
Total Italy		371,426

JAPAN (13.5%)
Anritsu Corp.	12,000	155,613
Autobacs Seven Co. Ltd.	1,600	72,476
Bit-isle, Inc.	7,700	80,118
JGC Corp.	3,000	100,141
Kakaku.com., Inc.	3,900	146,775
MonotaRO Co. Ltd.	6,700	183,726
Nabtesco Corp.	3,500	64,268
NET One Systems Co. Ltd.	15,160	190,957
PARK24 Co. Ltd.	14,400	235,818
Pigeon Corp.	4,400	201,281
Start Today Co. Ltd.	5,700	81,804

	Shares	Value
Toyo Engineering Corp.	20,000	$ 89,698
United Arrows Ltd.	6,900	184,436
Total Japan		1,787,111

NETHERLANDS (2.2%)
Gemalto NV	3,320	292,033
Total Netherlands		292,033

NORWAY (0.7%)
Electromagnetic GeoServices ASA*	40,425	99,141
Total Norway		99,141

PHILIPPINES (5.0%)
Alliance Global Group, Inc.	270,000	95,146
Manila Water Co., Inc.	239,800	155,210
Puregold Price Club, Inc.	192,500	137,055
Security Bank Corp.	38,530	151,478
Universal Robina Corp.	71,730	119,679
Total Philippines		658,568

SINGAPORE (0.7%)
Mapletree Commercial Trust	96,000	91,525
Total Singapore		91,525

SOUTH AFRICA (2.5%)
Capitec Bank Holdings Ltd.	7,386	198,782
Mr. Price Group Ltd.	8,732	132,181
Total South Africa		330,963

SWEDEN (3.1%)
Elekta AB	18,100	239,035
Hexpol AB	4,508	175,000
Total Sweden		414,035

SWITZERLAND (0.7%)
Dufry AG*	782	93,707
Total Switzerland		93,707

THAILAND (6.5%)
Bangkok Dusit Medical Services PCL	45,120	157,583
Bangkok Expressway PCL	76,200	73,031
Bank of Ayudhya PCL	127,500	129,446
Bumrungrad Hospital PCL	27,800	74,061

P / 38

	Shares	Value
Hemaraj Land and Development PCL	845,900	$ 86,844
Jasmine International PCL	790,000	99,584
Major Cineplex Group PCL	185,300	113,781
Tisco Financial Group PCL	84,800	126,732
Total Thailand		861,062

UNITED KINGDOM (19.0%)
Aberdeen Asset Management plc	70,603	354,686
Ashtead Group plc	43,196	225,861
Babcock International Group plc	16,840	252,082
Bunzl plc	8,412	150,644
Croda International plc	4,644	181,854
Fenner plc	26,725	166,581
Filtrona plc	17,540	145,867
Genus plc	4,620	112,801
Intertek Group plc	2,077	91,898
John Wood Group plc	10,145	131,631
Laird plc	41,040	149,243
Moneysupermarket.com Group plc	40,850	90,899
Oxford Instruments plc	4,970	110,352
Perform Group plc*	12,000	75,612
Premier Oil plc*	17,166	99,486
Telecity Group plc	12,898	186,513
Total United Kingdom		2,526,010

TOTAL COMMON STOCKS
(Cost $11,160,285)		$12,599,344

PARTICIPATORY NOTES** (2.1%)

SOUTH KOREA (1.5%)
Kolao Holdings	5,200	80,837
Youngone Corp.	3,384	111,750
Total South Korea		192,587

	Shares	Value
TAIWAN (0.6%)
Eclat Textile Co., Ltd.	30,500	$ 85,034
Total Taiwan		85,034

TOTAL PARTICIPATORY NOTES
(Cost $220,917)		$277,621

RIGHTS (0.0%)

FRANCE (0.0%)
Cie Generale de Geophysique - Veritas SA	3,306	5,336
Total France		5,336
TOTAL RIGHTS
(Cost $4,456)		5,336

TOTAL SHORT-TERM INVESTMENT (1.5%)

MONEY MARKET FUND (1.5%)
First American Treasury Obligations Fund
0.000%***	196,363	196,363
TOTAL SHORT-TERM INVESTMENT
(Cost $196,363)		$196,363

TOTAL INVESTMENTS (98.5%)
(Cost $11,582,021)		$13,078,664

OTHER ASSETS IN EXCESS OF LIABILITIES (1.5%)		200,555

TOTAL NET ASSETS (100.0%)		$13,279,219

The accompanying notes are an integral part of these financial statements.

P / 39

SCHEDULES OF INVESTMENTS September 30, 2012 (Unaudited)

Rainier International Discovery Fund

continued

Country Diversification	Percentage
United Kingdom	19.0%
Japan	13.5%
Thailand	6.5%
France	6.2%
Germany	5.8%
Denmark	5.7%
Indonesia	5.2%
Philippines	5.0%
Canada	3.4%
Austria	3.1%
Hong Kong	3.1%
Sweden	3.1%
Italy	2.8%
South Africa	2.5%
Netherlands	2.2%
Brazil	1.6%
Ireland	1.6%
South Korea	1.5%
Australia	0.9%
Norway	0.7%
Singapore	0.7%
Switzerland	0.7%
Cambodia	0.6%
Taiwan	0.6%
China	0.5%
Israel	0.5%
Total Portfolio	97.0%
Short-Term Investment and Liabilities in Excess of Other Assets	3.0%
Total Net Assets	100.0%

*Non-income producing security.

**Participatory notes (“P-notes”) allow an indirect investment in foreign securities without registration in those markets. In addition to normal risks associated with direct investments, P-notes are also subject to counterparty risk. The performance results of P-notes will not exactly replicate the performance of the underlying securities due to transaction costs and other expenses.

***Rate quoted is seven-day yield at period end.

P / 40

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P / 41

Statements of Assets and Liabilities

Rainier Funds

September 30, 2012 (Unaudited)

	LARGE CAP EQUITY FUND	MID CAP EQUITY FUND
ASSETS
Investments in securities, at cost (Note 2)	$644,552,025	$801,121,145

Investments in securities, at value (Note 2, 5)	$773,785,115	$859,341,336
Cash, denominated in foreign currency (cost $16)	–	–
Receivables
Investment securities sold	5,895,880	9,191,159
Dividends and interest	723,122	308,185
Fund shares sold	1,357,461	1,097,696
Due from Adviser	–	–
Foreign tax reclaims	–	–
Prepaid expenses	39,373	40,277

Total assets	781,800,951	869,978,653

LIABILITIES
Payables
Investment securities purchased	8,432,542	13,361,727
Fund shares redeemed	1,624,380	1,029,379
Distributions to shareholders	–	–
Due to Investment Adviser (Note 3)	483,566	605,307
Due to Investment Adviser – offering costs	–	–
Due under Distribution Plan – Original Shares (Note 8)	50,772	42,336
Accrued expenses	254,648	392,413
Deferred trustees compensation (Note 3)	262,280	70,709

Total liabilities	11,108,188	15,501,871

Net Assets	$770,692,763	$854,476,782

COMPONENTS OF NET ASSETS
Paid-in capital	$636,075,344	$833,109,195
Accumulated undistributed net investment income (loss)	3,116,850	(2,775,455)
Accumulated undistributed net realized gain (loss) on investments	2,267,479	(34,077,149)
Net unrealized appreciation on:
Investments	129,233,090	58,220,191
Foreign currency	–	–
Participatory notes	–	–

Net assets	$770,692,763	$854,476,782

Original shares
Net assets applicable to shares outstanding	$237,484,348	$201,282,382
Shares outstanding	8,774,456	4,735,393
Net asset value, offering and redemption price per share	$27.07	$42.51

Institutional shares
Net assets applicable to shares outstanding	$533,208,415	$653,194,400
Shares outstanding	19,479,431	15,112,253
Net asset value, offering and redemption price per share	$27.37	$43.22

The accompanying notes are an integral part of these financial statements.

P / 42

SMALL/MID CAP EQUITY FUND	BALANCED FUND	INTERMEDIATE FIXED INCOME FUND	HIGH YIELD FUND	INTERNATIONAL DISCOVERY FUND

$1,945,447,096	$32,846,200	$99,750,005	$37,203,978	$11,582,021

$2,165,431,455	$39,278,959	$107,090,053	$39,909,464	$13,078,664
–	–	–	–	16

50,047,313	666,267	–	–	253,960
765,703	153,385	1,009,313	747,229	21,992
1,577,733	1,322	112,500	929	12,969
–	2,932	18,285	5,290	10,133
–	–	–	–	2,376
41,241	20,154	13,206	28,800	48,228

2,217,863,445	40,123,019	108,243,357	40,691,712	13,428,338

23,579,758	246,337	–	850,000	107,379
4,557,135	72,907	5,147	–	–
–	9	755	6,210	–
1,556,352	22,883	44,233	18,027	10,595
–	–	–	–	23,419
230,402	2,029	8,838	2	–
658,094	15,306	22,064	12,451	7,726
467,868	61,707	49,273	6,204	–

31,049,609	421,178	130,310	892,894	149,119

$2,186,813,836	$39,701,841	$108,113,047	$39,798,818	$13,279,219

$2,406,194,106	$31,520,377	$100,132,503	$36,441,443	$12,351,619
(7,501,342)	(60,767)	(26,089)	13,651	34,890
(431,863,287)	1,809,472	666,585	638,238	(604,070)

219,984,359	6,432,759	7,340,048	2,705,486	1,439,939
–	–	–	–	137
–	–	–	–	56,704

$2,186,813,836	$39,701,841	$108,113,047	$39,798,818	$13,279,219

$1,100,645,078	$9,760,706	$108,113,047	$10,204	–
30,697,519	598,098	8,028,544	820	–
$35.85	$16.32	$13.47	$12.44	–

$1,086,168,758	$29,941,135	–	$39,788,614	$13,279,219
29,441,935	1,823,206	–	3,199,571	1,231,839
$36.89	$16.42	–	$12.44	$10.78

The accompanying notes are an integral part of these financial statements.

P / 43

Statements of Operations

Rainier Funds

For the six months ending September 30, 2012 (Unaudited)

	LARGE CAP EQUITY FUND	MID CAP EQUITY FUND
INVESTMENT INCOME
Income
Dividends, net of foreign tax withholding of $883, $8,268, $14,198, $23, $0, and $0, $13,250 respectively	$5,352,334	$3,406,340
Interest	19	6

Total income	5,352,353	3,406,346

Expenses
Investment advisory fees (Note 3)	3,045,637	3,788,238
Distribution fees – Original shares (Note 8)	350,439	287,684
Sub-Transfer Agent fees	409,108	659,634
Administration fees* (Note 3)	188,960	208,999
Reports to shareholders	37,642	77,618
Registration expense	39,007	34,804
Audit fees	10,313	13,345
Trustee fees (Note 3)	26,139	27,024
Legal fees	12,399	11,259
Compliance fees	23,418	25,291
Offering costs	–	–
Tax service fees	–	–
Interest expense	–	6,402
Miscellaneous expense	38,412	32,392

Total expenses	4,181,474	5,172,690
Less: fees waived and expenses absorbed (Note 3)	–	–

Net expenses	4,181,474	5,172,690

Net investment income (loss)	1,170,879	(1,766,344)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	69,258,069	42,589,009
Foreign currency	–	–
Participatory notes	–	–
Net change in unrealized appreciation/depreciation on:
Investments	(82,546,112)	(81,732,075)
Foreign currency	–	–
Participatory notes	–	–

Net realized and unrealized gain (loss) on investments	(13,288,043)	(39,143,066)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,117,164)	$(40,909,410)

*Includes administrator, transfer agent, fund accountant and custodian fees.

The accompanying notes are an integral part of these financial statements.

P / 44

SMALL/MID CAP EQUITY FUND	BALANCED FUND	INTERMEDIATE FIXED INCOME FUND	HIGH YIELD FUND	INTERNATIONAL DISCOVERY FUND

$7,505,111	$163,180	$ –	$ 36,936	$106,235
153	271,227	1,860,236	1,269,570	9

7,505,264	434,407	1,860,236	1,306,506	106,244

9,714,967	141,545	267,916	105,519	57,350
1,446,214	12,967	53,583	3	–
1,023,270	7,953	12,027	14	227
531,814	13,526	24,959	9,105	24,122
173,562	2,491	642	1,634	8,021
38,940	18,568	12,229	18,645	7,512
21,727	5,017	5,937	5,475	10,406
71,665	1,153	3,439	1,080	206
30,810	642	1,911	1,393	116
66,598	1,080	2,967	766	449
–	–	–	–	24,053
–	–	–	–	9,026
–	255	–	–	–
93,439	2,432	4,273	1,483	1,207

13,213,006	207,629	389,883	145,117	142,695

–	(4,333)	(95,175)	(20,198)	(71,012)

13,213,006	203,296	294,708	124,919	71,683

(5,707,742)	231,111	1,565,528	1,181,587	34,561

101,986,835	1,290,732	2,586	164,603	(545,731)
–	–	–	–	(9,357)
–	–	–	–	(44,831)

(184,952,226)	(1,354,899)	1,506,255	813,505	1,414,640
–	–	–	–	(4,662)
–	–	–	–	57,119

(82,965,391)	(64,167)	1,508,841	978,108	867,178

$(88,673,133)	$166,944	$3,074,369	$2,159,695	$901,739

The accompanying notes are an integral part of these financial statements.

P / 45

Statements of Changes in Net Assets

Rainier Funds

September 30, 2012 (Unaudited)

	LARGE CAP EQUITY FUND
	SIX MONTHS ENDING SEPTEMBER 30, 2012	FISCAL YEAR ENDING MARCH 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$1,170,879	$2,165,282
Net realized gain (loss) on investments	69,258,069	175,766,537
Net change in unrealized appreciation/ depreciation on investments	(82,546,112)	(157,254,322)

Increase in net assets resulting from operations	(12,117,164)	20,677,497

Distributions to shareholders
From net investment income
Original shares	–	(1,107,089)
Institutional shares	–	(2,737,512)
From net realized gain on investments sold
Original shares	–	–
Institutional shares	–	–

Decrease in net assets from distributions	–	(3,844,601)

Capital share transactions
Proceeds from shares sold
Original shares	13,028,728	52,958,566
Institutional shares	49,347,314	168,438,776
Proceeds from shares reinvested
Original shares	–	1,014,496
Institutional shares	–	2,679,196
Cost of shares redeemed
Original shares	(112,770,746)	(245,779,476)
Institutional shares	(78,182,174)	(446,575,719)

Net increase (decrease) from capital share transactions	(128,576,878)	(467,264,161)

Net increase (decrease) in net assets	(140,694,042)	(450,431,265)
NET ASSETS
Beginning of year	911,386,805	1,361,818,070

End of year	$770,692,763	$911,386,805

Undistributed net investment income (loss)	$3,116,850	$1,945,971

Original shares
Shares sold	501,901	2,143,098
Shares issued on reinvestment of distributions	–	44,032
Shares redeemed	(4,304,482)	(10,035,405)

Net (decrease) in shares outstanding	(3,802,581)	(7,848,275)

Institutional shares
Shares sold	1,882,346	6,706,468
Shares issued on reinvestment of distributions	–	115,185
Shares redeemed	(2,969,926)	(17,067,139)

Net increase (decrease) in shares outstanding	(1,087,580)	(10,245,486)

The accompanying notes are an integral part of these financial statements.

P / 46

MID CAP EQUITY FUND		SMALL/MID CAP EQUITY FUND
SIX MONTHS ENDING SEPTEMBER 30, 2012	FISCAL YEAR ENDING MARCH 31, 2012	SIX MONTHS ENDING SEPTEMBER 30, 2012	FISCAL YEAR ENDING MARCH 31, 2012

$(1,766,344)	$(4,187,335)	$(5,707,742)	$(16,793,900)
42,589,009	137,195,115	101,986,835	548,506,176
(81,732,075)	(103,130,315)	(184,952,226)	(475,906,905)

(40,909,410)	29,877,465	(88,673,133)	55,805,371

–	–	–	–
–	–	–	–

–	–	–	–
–	–	–	–

–	–	–	–

15,828,731	86,625,330	76,897,002	205,651,563
146,304,881	410,603,146	83,855,175	251,395,066

–	–	–	–
–	–	–	–

(76,627,407)	(276,313,338)	(235,046,559)	(700,353,587)
(139,180,270)	(235,846,826)	(244,405,977)	(445,105,046)

(53,674,065)	(14,931,688)	(318,700,359)	(688,412,004)

(94,583,475)	14,945,777	(407,373,492)	(632,606,633)

949,060,257	934,114,480	2,594,187,328	3,226,793,961

$854,476,782	$949,060,257	$2,186,813,836	$2,594,187,328

$(2,775,455)	$(1,009,111)	$(7,501,342)	$(1,793,600)

376,346	2,098,196	2,219,032	6,158,408
–	–	–	–
(1,838,552)	(6,643,270)	(6,826,002)	(20,834,332)

(1,462,206)	(4,545,074)	(4,606,970)	(14,675,924)

3,561,057	9,854,328	2,351,466	7,333,031
–	–	–	–
(3,288,125)	(5,647,479)	(6,956,749)	(12,838,409)

272,932	4,206,849	(4,605,283)	(5,505,378)

The accompanying notes are an integral part of these financial statements.

P / 47

Statements of Changes in Net Assets

Rainier Funds

September 30, 2012 (Unaudited)

	BALANCED FUND
	SIX MONTHS ENDING SEPTEMBER 30, 2012	FISCAL YEAR ENDING MARCH 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$ 231,111	$ 683,223
Net realized gain (loss) on investments, foreign currency and participatory notes	1,290,732	5,919,198
Net change in unrealized appreciation/ depreciation on investments	(1,354,899)	(5,290,836)

Increase in net assets resulting from operations	166,944	1,311,585

Distributions to shareholders
From net investment income
Original shares	(71,309)	(353,073)
Institutional shares	(240,259)	(409,552)
From net realized gain on investments sold
Original shares	–	–
Institutional shares	–	–

Decrease in net assets from distributions	(311,568)	(762,625)

Capital share transactions
Proceeds from shares sold
Original shares	111,182	2,005,272
Institutional shares	438,693	2,452,981
Proceeds from shares reinvested
Original shares	71,284	349,885
Institutional shares	240,259	409,552
Cost of shares redeemed
Original shares	(1,313,084)	(30,775,958)
Institutional shares	(2,627,081)	(3,903,303)

Net increase (decrease) from capital share transactions	(3,078,747)	(29,461,571)

Net increase (decrease) in net assets	(3,223,371)	(28,912,611)
NET ASSETS
Beginning of year	42,925,212	71,837,823

End of year	$39,701,841	$42,925,212

Undistributed net investment income (loss)	$ (60,767)	$ (19,690)

Original shares
Shares sold	6,972	130,183
Shares issued on reinvestment of distributions	4,484	23,187
Shares redeemed	(82,017)	(1,996,997)

Net increase (decrease) in shares outstanding	(70,561)	(1,843,627)

Institutional shares
Shares sold	27,045	157,091
Shares issued on reinvestment of distributions	14,992	26,700
Shares redeemed	(164,745)	(254,657)

Net increase (decrease) in shares outstanding	(122,708)	(70,866)

The accompanying notes are an integral part of these financial statements.

P / 48

INTERMEDIATE FIXED INCOME FUND		HIGH YIELD FUND		INTERNATIONAL DISCOVERY FUND
SIX MONTHS ENDING SEPTEMBER 30, 2012	FISCAL YEAR ENDING MARCH 31, 2012	SIX MONTHS ENDING SEPTEMBER 30, 2012	FISCAL YEAR ENDING MARCH 31, 2012	SIX MONTHS ENDING SEPTEMBER 30, 2012	MARCH 28, 2012* THROUGH MARCH 31, 2012

$ 1,565,528	$ 3,559,604	$ 1,181,587	$ 1,509,202	$ 34,561	$ 300
2,586	1,432,732	164,603	585,887	(599,919)	(4,122)
1,506,255	1,332,639	813,505	202,351	1,467,097	29,683

3,074,369	6,324,975	2,159,695	2,297,440	901,739	25,861

(1,551,719)	(3,622,444)	(91)	–	–	–
–	–	(1,167,865)	(1,509,282)	–	–

–	(918,672)	–	–	–	–
–	–	–	(156,783)	–	–

(1,551,719)	(4,541,116)	(1,167,956)	(1,666,065)	–	–

6,667,837	24,454,177	10,012	–	–	–
–	–	1,370,648	24,029,701	1,269,725	11,082,000

1,531,317	4,522,025	91	–	–	–
–	–	1,082,542	1,573,410	–	–

(10,607,932)	(32,337,698)	–	–	–	–
–	–	(1,447,342)	(4,456,469)	(106)	–

(2,408,778)	(3,361,496)	1,015,951	21,146,642	1,269,619	11,082,000

(886,128)	(1,577,637)	2,007,690	21,778,017	2,171,358	11,107,861

108,999,175	110,576,812	37,791,128	16,013,111	11,107,861	–

$108,113,047	$108,999,175	$39,798,818	$37,791,128	$13,279,219	$11,107,861

$ (26,089)	$ (39,898)	$ 13,651	$ 20	$ 34,890	$ 329

499,339	1,851,526	813	–	–	–
114,681	342,478	7	–	–	–
(795,431)	(2,447,097)	–	–	–	–

(181,411)	(253,093)	820	–	–	–

–	–	111,368	2,024,075	123,649	1,108,200
–	–	88,842	132,078	–	–
–	–	(117,883)	(366,654)	(10)	–

–	–	82,327	1,789,499	123,639	1,108,200

*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

P / 49

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Rainier Funds

For a capital share outstanding throughout the period

LARGE CAP EQUITY FUND – ORIGINAL SHARES

	6 Months Ending Sept. 30, 2012 (Unaudited)		Fiscal year ending March 31,
			2012	2011	2010	2009	2008

Net asset value, beginning of period	$27.33		$26.44	$22.69	$16.21	$27.27	$28.46

Income (loss) from investment operations:
Net investment income	0.01	*	0.01 *	0.03 *	0.09	0.09	0.09 *

Net realized and unrealized gain (loss) on investments	(0.27)		0.95	3.82	6.49	(11.05)	1.08

Total from investment operations	(0.26)		0.96	3.85	6.58	(10.96)	1.17

Less distributions:
From net investment income	–		(0.07)	(0.10)	(0.10)	(0.02)	(0.12)

From net realized gain	–		–	–	–	(0.08)	(2.24)

Total distributions	–		(0.07)	(0.10)	(0.10)	(0.10)	(2.36)

Net asset value, end of period	$27.07		$27.33	$26.44	$22.69	$16.21	$27.27

Total return	(0.95	%)†	3.67%	16.98%	40.60%	(40.22%)	3.57%

Ratios/supplemental data:
Net assets, end of period (millions)	$237.5		$343.7	$540.1	$699.6	$597.4	$638.4

Ratio of expenses to average net assets:	1.19	%‡	1.17%	1.15%	1.12%	1.07%	1.07%

Ratio of net investment income to average net assets	0.11	%‡	0.02%	0.12%	0.36%	0.55%	0.30%

Portfolio turnover rate**	37.79	%†	85.70%	74.09%	100.19%	108.26%	86.61%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 50

Rainier Funds

For a capital share outstanding throughout the period

MID CAP EQUITY FUND – ORIGINAL SHARES

	6 Months Ending Sept. 30, 2012 (Unaudited)		Fiscal year ending March 31,
			2012	2011	2010	2009	2008

Net asset value, beginning of period	$44.62		$43.42	$33.43	$22.42	$39.43	$38.36

Income (loss) from investment operations:
Net investment loss	(0.12	)*	(0.13)*	(0.21)	(0.12)*	–	(0.16)*

Net realized and unrealized gain (loss) on investments	(1.99)		1.33	10.20	11.13	(17.01)	2.48

Total from investment operations	(2.11)		1.20	9.99	11.01	(17.01)	2.32

Less distributions:
From net investment income	–		–	–	(0.00)**	–	–

From net realized gain	–		–	–	–	(0.00)**	(1.24)

From return of capital	–		–	–	–	–	(0.01)

Total distributions	–		–	–	–	(0.00)**	(1.25)

Net asset value, end of period	$42.51		$44.62	$43.42	$33.43	$22.42	$39.43

Total return	(4.73	%)†	2.76%	29.88%	49.13%	(43.13%)	5.81%

Ratios/supplemental data:
Net assets, end of period (millions)	$201.3		$276.6	$466.5	$386.2	$299.0	$341.3

Ratio of expenses to average net assets:	1.35	%‡	1.31%	1.30%	1.29%	1.22%	1.19%

Ratio of net investment loss to average net assets	(0.59	%)‡	(0.65%)	(0.59%)	(0.43%)	(0.05%)	(0.38%)

Portfolio turnover rate***	56.65	%†	127.86%	110.64%	144.92%	138.59%	111.93%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Amount is less than $0.01 per share.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 51

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

SMALL/MID CAP EQUITY FUND – ORIGINAL SHARES

	6 Months Ending Sept. 30, 2012 (Unaudited)		Fiscal year ending March 31,
			2012	2011	2010	2009	2008

Net asset value, beginning of period	$36.91		$35.65	$27.60	$18.67	$33.91	$39.16

Income (loss) from investment operations:
Net investment loss	(0.11	)*	(0.25)*+	(0.23)	(0.12)*	(0.08)	(0.20)

Net realized and unrealized gain (loss) on investments	(0.95)		1.51	8.28	9.05	(15.16)	(0.09)

Total from investment operations	(1.06)		1.26	8.05	8.93	(15.24)	(0.29)

Less distributions:
From net investment income	–		–	–	–	–	–

From net realized gain	–		–	–	–	(0.00)**	(4.93)

From return of capital	–		–	–	–	–	(0.03)

Total distributions	–		–	–	–	(0.00)**	(4.96)

Net asset value, end of period	$35.85		$36.91	$35.65	$27.60	$18.67	$33.91

Total return	(2.87	%)†	3.53%	29.17%	47.83%	(44.93%)	(2.01%)

Ratios/supplemental data:
Net assets, end of period (millions)	$1,100.6		$1,302.9	$1,781.6	$1,880.7	$1,492.0	$3,011.3

Ratio of expenses to average net assets:	1.28	%‡	1.26%	1.24%	1.21%	1.16%	1.16%

Ratio of net investment loss to average net assets	(0.62	%)‡	(0.74%)	(0.65%)	(0.52%)	(0.29%)	(0.53%)

Portfolio turnover rate***	48.48	%†	110.71%	112.96%	127.18%	126.86%	107.61%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Amount is less than $0.01 per share.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

+Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book to tax differences.

The accompanying notes are an integral part of these financial statements.

P / 52

Rainier Funds

For a capital share outstanding throughout the period

BALANCED FUND – ORIGINAL SHARES

	6 Months Ending Sept. 30, 2012 (Unaudited)		Fiscal year ending March 31,
			2012	2011	2010	2009	2008

Net asset value, beginning of period	$16.35		$15.82	$14.22	$11.24	$16.18	$17.77

Income (loss) from investment operations:
Net investment income	0.08		0.17 *	0.16	0.20	0.26	0.29

Net realized and unrealized gain (loss) on investments	0.00	**	0.53	1.60	2.97	(4.64)	0.57

Total from investment operations	0.08		0.70	1.76	3.17	(4.38)	0.86

Less distributions:
From net investment income	(0.11)		(0.17)	(0.16)	(0.19)	(0.26)	(0.29)

From net realized gain	–		–	–	–	(0.30)	(2.16)

Total distributions	(0.11)		(0.17)	(0.16)	(0.19)	(0.56)	(2.45)

Net asset value, end of period	$16.32		$16.35	$15.82	$14.22	$11.24	$16.18

Total return	0.77	%†	4.22%	12.52%	28.35%	(27.35%)	4.38%

Ratios/supplemental data:
Net assets, end of period (millions)	$9.8		$10.9	$39.7	$51.1	$41.9	$72.5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.21	%‡	1.16%	1.16%	1.12%	1.03%	1.05%

After fees waived and expenses absorbed	1.19	%‡	n/a	n/a	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.96	%‡	0.98%	1.13%	1.50%	1.85%	1.60%

Portfolio turnover rate**	28.15	%†	77.20%	69.29%	84.74%	84.85%	68.22%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Amount is less than $0.01 per share.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 53

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

INTERMEDIATE FIXED INCOME FUND

	6 Months Ending Sept. 30, 2012 (Unaudited)		Fiscal year ending March 31,
			2012	2011	2010	2009	2008

Net asset value, beginning of period	$13.28		$13.07	$13.03	$12.33	$12.71	$12.38

Income from investment operations:
Net investment income	0.20		0.42	0.45	0.49	0.51	0.54

Net realized and unrealized gain (loss) on investments	0.18		0.33	0.15	0.70	(0.38)	0.33

Total from investment operations	0.38		0.75	0.60	1.19	0.13	0.87

Less distributions:
From net investment income	(0.19)		(0.43)	(0.45)	(0.49)	(0.51)	(0.54)

From net realized gain	–		(0.11)	(0.11)	–	–	–

Total distributions	(0.19)		(0.54)	(0.56)	(0.49)	(0.51)	(0.54)

Net asset value, end of period	$13.47		$13.28	$13.07	$13.03	$12.33	$12.71

Total return	2.92	%†	5.83%	4.62%	9.75%	1.11%	7.19%

Ratios/supplemental data:
Net assets, end of period (millions)	$108.1		$109.0	$110.6	$130.7	$110.6	$103.3

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.73	%‡	0.72%	0.71%	0.70%	0.67%	0.69%
After fees waived and expenses absorbed	0.55	%‡	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	2.92	%‡	3.14%	3.36%	3.80%	4.12%	4.38%

Portfolio turnover rate	4.23	%†	32.65%	40.18%	44.49%	19.84%	36.87%

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 54

Rainier Funds

For a capital share outstanding throughout the period

HIGH YIELD FUND – ORIGINAL SHARES

	July 31, 2012* through Sept. 30, 2012 (Unaudited)

Net asset value, beginning of period	$12.26

Income from investment operations:
Net investment income	0.13	**

Net realized and unrealized gain on investments	0.16

Total from investment operations	0.29

Less distributions:
From net investment income	(0.11)

From net realized gain	–

Total distributions	(0.11)

Net asset value, end of period	$12.44

Total return	1.39	%+

Ratios/supplemental data:
Net assets, end of period (millions)	$0.0	****

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.09	%‡

After fees waived and expenses absorbed	0.90	%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	6.00	%‡

Portfolio turnover rate***	20.07	%+

+Not annualized.

‡Annualized.

*Commenced operations July 31, 2012.

**Computed using the average shares method.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and is reflected for the period of 4/1/12 to 9/30/12.

****Amount is less than $0.1 million.

The accompanying notes are an integral part of these financial statements.

P / 55

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the year

LARGE CAP EQUITY FUND – INSTITUTIONAL SHARES

	6 Months Ending Sept. 30, 2012 (Unaudited)		Fiscal year ending March 31,
			2012	2011	2010	2009	2008

Net asset value, beginning of period	$27.60		$26.67	$22.85	$16.29	$27.42	$28.59

Income (loss) from investment operations:
Net investment income	0.06		0.07 *	0.09 *	0.13 *	0.12	0.17 *

Net realized and unrealized gain (loss) on investments	(0.29)		0.95	3.85	6.54	(11.10)	1.09

Total from investment operations	(0.23)		1.02	3.94	6.67	(10.98)	1.26

Less distributions:
From net investment income	–		(0.09)	(0.12)	(0.11)	(0.07)	(0.18)

From net realized gain	–		–	–	–	(0.08)	(2.25)

Total distributions	–		(0.09)	(0.12)	(0.11)	(0.15)	(2.43)

Net asset value, end of period	$27.37		$27.60	$26.67	$22.85	$16.29	$27.42

Total return	(0.83	%)†	3.91%	17.31%	40.93%	(40.09%)	3.83%

Ratios/supplemental data:
Net assets, end of period (millions)	$533.2		$567.7	$821.7	$848.6	$532.4	$454.7

Ratio of expenses to average net assets:	0.94	%‡	0.92%	0.90%	0.88%	0.82%	0.82%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed or recouped	0.38	%‡	0.28%	0.37%	0.62%	0.80%	0.55%

Portfolio turnover rate**	37.79	%†	85.70%	74.09%	100.19%	108.26%	86.61%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 56

Rainier Funds

For a capital share outstanding throughout the period

MID CAP EQUITY FUND – INSTITUTIONAL SHARES

	6 Months Ending Sept. 30, 2012 (Unaudited)		Fiscal year ending March 31,
			2012	2011	2010	2009	2008

Net asset value, beginning of period	$45.32		$43.98	$33.78	$22.61	$39.67	$38.48

Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.01)	(0.11)	(0.03)	0.06	(0.05)*

Net realized and unrealized gain (loss) on investments	(2.03)		1.35	10.31	11.22	(17.12)	2.49

Total from investment operations	(2.10)		1.34	10.20	11.19	(17.06)	2.44

Less distributions:
From net investment income	–		–	–	(0.02)	–	–

From net realized gain	–		–	–	–	(0.00)**	(1.24)

From return of capital	–		–	–	–	–	(0.01)

Total distributions	–		–	–	(0.02)	(0.00)**	(1.25)

Net asset value, end of period	$43.22		$45.32	$43.98	$33.78	$22.61	$39.67

Total return	(4.63	%)†	3.05%	30.20%	49.50%	(43.00%)	6.10%

Ratios/supplemental data:

Net assets, end of period (millions)	$653.2		$672.5	$467.7	$312.4	$183.4	$282.6

Ratio of expenses to average net assets:	1.10	%‡	1.06%	1.05%	1.04%	0.97%	0.94%

Ratio of net investment income (loss) to average net assets	(0.33	%)‡	(0.35%)	(0.34%)	(0.14%)	0.20%	(0.13%)

Portfolio turnover rate***	56.65	%†	127.86%	110.64%	144.92%	138.59%	111.93%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Amount is less than $0.01 per share.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 57

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

SMALL/MID CAP EQUITY FUND – INSTITUTIONAL SHARES

	6 Months Ending Sept. 30, 2012 (Unaudited)		Fiscal year ending March 31,
			2012	2011	2010	2009	2008

Net asset value, beginning of period	$37.93		$36.54	$28.22	$19.05	$34.50	$39.67

Income (loss) from investment operations:
Net investment loss	(0.07	)*	(0.16)*+	(0.13)	(0.06)*	(0.01)	(0.09)

Net realized and unrealized gain (loss) on investments	(0.97)		1.55	8.45	9.23	(15.44)	(0.12)

Total from investment operations	(1.04)		1.39	8.32	9.17	(15.45)	(0.21)

Less distributions:
From net investment income	–		–	–	–	–	–

From net realized gain	–		–	–	–	(0.00)**	(4.93)

From return of capital	–		–	–	–	–	(0.03)

Total distributions	–		–	–	–	(0.00)**	(4.96)

Net asset value, end of period	$36.89		$37.93	$36.54	$28.22	$19.05	$34.50

Total return	(2.74	%)†	3.80%	29.48%	48.14%	(44.77%)	(1.78%)

Ratios/supplemental data:
Net assets, end of period (millions)	$1,086.2		$1,291.3	$1,445.2	$1,428.1	$999.3	$1,826.9

Ratio of expenses to average net assets:	1.03	%‡	1.01%	0.99%	0.96%	0.91%	0.91%

Ratio of net investment loss to average net assets	(0.37	%)‡	(0.47%)	(0.39%)	(0.26%)	(0.04%)	(0.28%)

Portfolio turnover rate***	48.48	%†	110.71%	112.96%	127.18%	126.86%	107.61%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Amount is less than $0.01 per share.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

+Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book to tax differences.

The accompanying notes are an integral part of these financial statements.

P / 58

Rainier Funds

For a capital share outstanding throughout the period

BALANCED FUND – INSTITUTIONAL SHARES

	6 Months Ending Sept. 30, 2012 (Unaudited)		Fiscal year ending March 31,
			2012	2011	2010	2009	2008

Net asset value, beginning of period	$16.44		$15.91	$14.30	$11.30	$16.27	$17.86

Income (loss) from investment operations:
Net investment income	0.10		0.21	0.20	0.23	0.30	0.34

Net realized and unrealized gain (loss) on investments	0.01		0.53	1.61	2.99	(4.67)	0.56

Total from investment operations	0.11		0.74	1.81	3.22	(4.37)	0.90

Less distributions:
From net investment income	(0.13)		(0.21)	(0.20)	(0.22)	(0.30)	(0.33)

From net realized gain	–		–	–	–	(0.30)	(2.16)

Total distributions	(0.13)		(0.21)	(0.20)	(0.22)	(0.60)	(2.49)

Net asset value, end of period	$16.42		$16.44	$15.91	$14.30	$11.30	$16.27

Total return	0.83	%†	4.63%	12.81%	28.68%	(27.20%)	4.61%

Ratios/supplemental data:
Net assets, end of period (millions)	$29.9		$32.0	$32.1	$30.3	$23.4	$25.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.96	%‡	0.91%	0.91%	0.87%	0.78%	0.80%

After fees waived and expenses absorbed	0.94	%‡	n/a	n/a	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	1.21	%‡	1.23%	1.38%	1.75%	2.10%	1.85%

Portfolio turnover rate*	28.15	%†	77.20%	69.29%	84.74%	84.85%	68.22%

†Not annualized.

‡Annualized.

*Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 59

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

HIGH YIELD FUND – INSTITUTIONAL SHARES

	6 Months Ending Sept. 30, 2012 (Unaudited)		2012	2011	2010

Net asset value, beginning of period	$12.12		$12.06	$11.84	$10.00

Income from investment operations:
Net investment income	0.38		0.78	0.87	0.90

Net realized and unrealized gain on investments	0.31		0.12	0.63	1.91

Total from investment operations	0.69		0.90	1.50	2.81

Less distributions:
From net investment income	(0.37)		(0.78)	(0.87)	(0.89)

From net realized gain	–		(0.06)	(0.41)	(0.08)

Total distributions	(0.37)		(0.84)	(1.28)	(0.97)

Net asset value, end of period	$12.44		$12.12	$12.06	$11.84

Total return	5.81	%†	7.81%	13.21%	28.86%

Ratios/supplemental data:
Net assets, end of period (millions)	$39.8		$37.8	$16.0	$12.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.76	%‡	0.73%	0.77%	0.95%

After fees waived and expenses absorbed	0.65	%‡	0.65%	0.65%	0.65%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed or recouped	6.16	%‡	6.55%	7.20%	8.22%

Portfolio turnover rate*	20.07	%†	42.05%	26.16%	67.89%

†Not annualized.

‡Annualized.

*Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 60

Rainier Funds

For a capital share outstanding throughout the period

INTERNATIONAL DISCOVERY FUND

	6 Months Ending Sept. 30, 2012 (Unaudited)		March 28, 2012* through March 31, 2012

Net asset value, beginning of period	$10.02		$10.00

Income from investment operations:
Net investment income	0.03		0.00	**

Net realized and unrealized gain (loss) on investments	0.73		0.02

Total from investment operations	0.76		0.02

Less distributions:
From net investment income	–		–

From net realized gain	–		–

From return of capital	–		–

Total distributions	–		–

Net asset value, end of period	$10.78		$10.02

Total return	7.58	%†	0.20	%†

Ratios/supplemental data:
Net assets, end of period (millions)	$13.3		$11.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.49	%‡	2.12	%‡

After fees waived and expenses absorbed	1.25	%‡	1.25	%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.60	%‡	0.33	%‡

Portfolio turnover rate	49.24	%†	0.23	%†

†Not annualized

‡Annualized

*Commenced operations on March 28, 2012

**Less than $0.01 per share

The accompanying notes are an integral part of these financial statements.

P / 61

Notes to Financial Statements

Rainier Funds

September 30, 2012 (Unaudited)

NOTE 1. ORGANIZATION

The Rainier Investment Management Mutual Funds (the “Trust”) was organized as a statutory trust in Delaware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust consists of seven separate series of portfolios and includes the Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund, Balanced Fund, Intermediate Fixed Income Fund, High Yield Fund and International Discovery Fund (each a “Fund” and collectively the “Funds”).

The Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund and International Discovery Fund seek to maximize long-term capital appreciation. The Balanced Fund seeks to provide investors with a balance of long-term capital appreciation and current income. The Intermediate Fixed Income Fund seeks to provide investors with current income. The High Yield Fund seeks to earn a high level of current income; capital appreciation is a secondary objective.

Each Fund (except the Intermediate Fixed Income Fund and International Discovery Fund) offers two classes of shares: Original Shares and Institutional Shares. The Original and Institutional class in each Fund represent an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. The Original Shares are subject to an annual distribution fee as described in Note 8. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on relative net assets. Each class of shares has identical rights and privileges except with respect to voting rights on matters pertaining to that class. The Trust is authorized to issue an unlimited number of shares of each Fund and Class, with $0.01 par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are followed by the Funds in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A) Security Valuation. Section 2(a) (41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing the NAV, to value portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available, the Board of Trustees of the Trust must value securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Investment Adviser’s Pricing Committee (the “Pricing Committee”) pursuant to the Trust’s Security Valuation Policy. When market quotations are not available, deemed not suitable or a significant event has occurred, securities shall be fair valued by the Pricing Committee in accordance with the Security Valuation Policy. Pricing vendors may be unwilling or unable to obtain prices for certain securities, or may assign prices that do not reflect current market conditions. Certain securities, such as thinly traded securities, securities in which trading has been suspended, securities traded in certain foreign markets, etc. may be difficult to price. Additionally, significant events may affect the pricing of securities. A significant

P / 62

event is determined by the Pricing Committee and is defined as an event deemed material enough to impact the value of the security, such as news disruptive enough to cause a halt in trading, catastrophic news such as an earthquake or flood, or other news that would materially impact the price of a security. No one may change or authorize a change in a security price or otherwise deviate from the Security Valuation Policy without first obtaining approval from the Pricing Committee. The Board’s Fair Value Committee monitors and reviews the pricing methodologies utilized by the Pricing Committee when establishing fair values for securities and makes determinations as to whether or not the procedures were followed and the methodologies were reasonable.

Under current financial accounting standards, “fair value” means “the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.” Fair value pricing involves subjective judgments and there is no single standard for determining fair value.

The Funds normally price their securities as follows: all equity securities that are traded on a national securities exchange (including exchange-traded fund shares) are valued at the last reported sale price on the exchange where it is primarily traded. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and ask prices will be used. A security listed on a foreign exchange is generally valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. Participatory notes are valued at the price of the underlying security or based on an evaluated price provided by a pricing service. The Trustees have retained an independent fair value pricing service to assist in valuing foreign securities held in the Funds. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Trustees.

Debt securities held by the Funds shall be provided by the pricing vendor, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. If a price is not available from pricing services, then fair value will be determined as set forth in the Security Valuation Policy. Fixed-income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

As of September 30, 2012, there were no securities held in the Funds that required fair valuation by the Pricing Committee in accordance with the Security Valuation Policy. See Note 5.

B) Security Transactions, Dividends, Interest and Distributions. Security transactions are recorded as of trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of

P / 63

Notes to Financial Statements

Rainier Funds

September 30, 2012 (Unaudited)

identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method. Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

C) Federal Income Taxes. The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

As of and during the period ended September 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Funds did not incur any interest or tax penalties. As of September 30, 2012, open tax years subject to examination included the tax years ended March 31, 2009, through 2012.

D) Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E) Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that would be covered by other parties.

F) Foreign Currency Translation. Values of investments, receivables and payables denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such transactions.

The portion of security gains and losses resulting from changes in foreign exchange rates are included with net realized an unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds bear the risk of changes in foreign currency exchange rates and the impact on the value of assets and liabilities denominated in foreign currency. The Funds also bear the risk of a counterparty failing to fulfill its obligation under a foreign currency contract.

G) Accounting for Derivatives. The Funds are required to disclose additional

P / 64

information regarding use of derivatives. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause a Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom. The International Discovery Fund uses participatory notes to allow for indirect investment in foreign securities without registration in those markets. The average market value of participatory notes during the six months ended September 30, 2012 was $450,618. See Note 6.

H) Subsequent Events. Accounting standards require the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

I) Line of Credit. During the period ended September 30, 2012, the Trust held a $200 million unsecured line of credit with U.S. Bank, N.A., intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Borrowings under this arrangement bear interest at the bank’s prime rate. At September 30, 2012, none of the Funds had a balance outstanding under the line of credit. During the period ended September 30, 2012, the Mid Cap Equity Fund borrowed two times under the line of credit with a maximum duration of four days, maximum balance of $26.3 million, and paid $6,402 of interest expense. The Balanced Fund borrowed one time for a duration of two days, maximum balance of $1.4 million, and paid $255 of interest expense. The Large Cap Equity Fund, Small/Mid Cap Equity Fund, Intermediate Fixed Income Fund, High Yield Fund and International Discovery Fund did not borrow under the line of credit during the period ended September 30, 2012.

NOTE 3. COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND OTHER AGREEMENTS

A) Investment Management Agreement. The Trust, on behalf of the Funds, has entered into an investment management agreement with Rainier Investment Management, Inc. (the “Investment Adviser”). Under the terms of the agreement, the Funds will pay an investment advisory fee equal to the following annual percentages of average daily net assets:

Large Cap Equity Fund	0.75%
Mid Cap Equity Fund	0.85%
Small/Mid Cap Equity Fund	0.85%
Balanced Fund	0.70%
Intermediate Fixed Income Fund	0.50%
High Yield Fund	0.55%
International Discovery Fund	1.00%

B) Fee Waivers and Expense Caps Fee Waiver: Effective April 1, 1997, the Investment Adviser has voluntarily undertaken to limit the advisory fee for the Intermediate Fixed Income Fund to 0.45% of the Fund’s average annual net assets.

Expense Cap: Although not required to do so, the Investment Adviser has contractually agreed to reimburse each Fund to the extent necessary so that its ratio of operating

P / 65

Notes to Financial Statements

Rainier Funds

September 30, 2012 (Unaudited)

expenses to average daily net assets, excluding acquired fund fees and expenses, (indirect expenses resulting from investment in other investment companies) Rule 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and sales charges (Note 8), will not exceed the following levels:

Large Cap Equity Fund	1.04%
Mid Cap Equity Fund	1.10%
Small/Mid Cap Equity Fund	1.23%
Balanced Fund	0.94%
Intermediate Fixed Income Fund	0.45%
High Yield Fund	0.65%
International Discovery Fund	1.25%

The Investment Adviser has contractually agreed to waive/reimburse expenses through July 31, 2013. The agreement may be terminated at any time by the Board of Trustees upon 60 days notice to the Investment Adviser, or the Investment Adviser may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.

Expenses reimbursed by the Investment Adviser may be recouped from the Funds. The recoupment period will be limited to three fiscal years from the fiscal year of the reimbursement and is subject to each Fund’s ability to effect such reimbursement and remain in compliance with applicable expense limitations.

Overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone and expenses paid by the Investment Adviser under this agreement. At September 30, 2012, the amounts available for recoupment that have been paid and/or waived by the

Investment Adviser on behalf of the Funds are as follows:

Intermediate Fixed Income	$472,559
High Yield	$55,468
International Discovery	$71,794
Balanced	$4,333

The Investment Adviser may recapture a portion of the following amounts no later than March 31 of the years stated below:

	2014	2015	2016
Intermediate Fixed Income	$189,575	$187,809	$95,175
High Yield	$ 17,118	$ 18,151	$20,198
International Discovery		$ 782	$71,012
Balanced			$ 4,333

C) Omnibus Fee Agreement. The Trust, on behalf of the Funds, has entered into an Omnibus Fee Agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“Fund Services”), and U.S. Bank, N.A. Fund Services serves as the administrator, transfer agent and fund accountant, and U.S. Bank, N.A., serves as the custodian under this Agreement. For these services, the Funds pay a monthly fee based on the greater of an annual minimum or the annual rate of:

0.05% of first $3 billion of average daily net assets

0.04% of next $1 billion of average daily net assets

0.03% of next $6 billion of average daily net assets

0.02% of average daily net assets over $10 billion.

The International Discovery Fund also pays global custody fees based upon assets and the

P / 66

number of transactions in each country that the Fund invests.

The Trust will be subject to an annual minimum fee of $650,000. The Funds are also subject to a $25,000 per Fund annual minimum except the High Yield Fund, which has a $10,000 annual minimum until December 31, 2012, and the International Discovery Fund, which is not subject to the $25,000 per Fund annual minimum for the first 12 months of operation.

D) Other Related Parties. Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Adviser. Independent Trustees are compensated by the Trust at the total rate of $54,000 per year plus $5,000 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings, which is allocated among the Funds. (If all quarterly meetings are attended, total annual compensation for each Independent Trustee is $74,000 before travel expenses.)

On December 10, 1998, the Trust approved a Deferred Compensation Plan for Independent Trustees (the “Compensation Plan”), allowing the Trustees to receive payment in cash or elect to defer payment from the Trust. The Compensation Plan provides for the creation of a recordkeeping account for each Trustee. Each Trustee that elects to defer payment designates an allocation of the deferred payments among the Funds. This account accumulates the deferred fees earned and is regularly adjusted to reflect the current value of the investment elections. The Funds recognize the deferred compensation and the change in the value of the recordkeeping accounts as Trustee expense.

NOTE 4. INVESTMENT TRANSACTIONS

The aggregate security purchases and sales proceeds, other than short-term obligations and U.S. government securities, for the period ended September 30, 2012, were as follows:

Fund	Purchase	Sales Proceeds
Large Cap Equity	$313,015,589	$558,809,374
Mid Cap Equity	$499,619,944	$544,526,444
Small/Mid Cap Equity	$1,109,939,237	$1,459,349,241
Balanced	$9,947,297	$15,302,171
Intermediate Fixed Income	$4,372,856	$7,315,313
High Yield	$7,016,058	$7,810,957
International Discovery	$7,156,619	$5,455,101

The Balanced Fund and Intermediate Fixed Income Fund purchased $1,222,456 and $0 and sold $ 99,887 and $900,686, respectively, of U.S. government securities. There were no purchases or sales of U.S. government securities by the Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund, High Yield Fund and International Discovery Fund.

NOTE 5. FAIR VALUE OF THE FINANCIAL INSTRUMENTS

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued

P / 67

Notes to Financial Statements

Rainier Funds

September 30, 2012 (Unaudited)

International Financial Reporting Standard (“IFRS”) 13, Fair ValueMeasurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. The Funds have disclosed the applicable requirements of this accounting standard.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Equity securities that are traded on national securities exchanges are valued at the last reported sales price on the exchange where it is primarily traded. To the extent these securities have market quotes from active markets, they are classified as Level 1.

The Trustees have retained an independent fair value pricing service to assist in valuing foreign securities held by the International Discovery Fund. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor when a tolerance trigger is met. When adjustment factors are used, these valuations are categorized as Level 2.

Participatory notes are assigned an evaluated price provided by an independent pricing vendor. These are categorized as Level 2.

Debt securities held by the Funds are valued by an independent pricing service, which uses various valuation methods, such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These are categorized as Level 2.

In the event that prices are not available from a pricing service, the Adviser’s Pricing Committee will determine a price in accordance with the Security Valuation Policy.

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments based on the major classification in the Schedules of Investments as of September 30, 2012:

Rainier Large Cap Equity Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$765,905,691	$–	$–	$765,905,691
Total Equity	765,905,691	–	–	765,905,691

Short-Term Investments	7,879,424	–	–	7,879,424
Total Investments in Securities	$773,785,115	$–	$–	$773,785,115

Rainier Mid Cap Equity Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$852,620,396	$–	$–	$852,620,396
Total Equity	852,620,396	–	–	852,620,396

Short-Term Investments	6,720,940	–	–	6,720,940
Total Investments in Securities	$859,341,336	$–	$–	$859,341,336

Rainier Small/Midcap Equity Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$2,161,517,542	$–	$–	$2,161,517,542
Total Equity	2,161,517,542	–	–	2,161,517,542

Short-Term Investments	3,913,913	–	–	3,913,913
Total Investments in Securities	$2,165,431,455	$–	$–	$2,165,431,455

Rainier Balanced Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$24,120,868	$–	$–	$24,120,868
Total Equity	24,120,868	–	–	24,120,868
Fixed Income
Mortgage Pass-Through Securities	$–	$340,711	$–	$340,711
Federal Agency Obligations	–	4,194,764	–	4,194,764
Corporate Bonds	–	10,300,003	–	10,300,003
Total Fixed Income	–	14,835,478	–	14,835,478

Short-Term Investments	322,613	–	–	322,613
Total Investments in Securities	$24,443,481	$14,835,478	$–	$39,278,959

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Notes to Financial Statements

Rainier Funds

September 30, 2012 (Unaudited)

Rainier Intermediate Fixed Income Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage Pass-Through Securities	$–	$1,332,920	$–	$1,332,920
Federal Agency Obligations	–	21,690,618	–	21,690,618
Corporate Bonds	–	80,999,191	–	80,999,191
Total Fixed Income	–	104,022,729	–	104,022,729

Short-Term Investments	3,067,324	–	–	3,067,324
Total Investments in Securities	$3,067,324	$104,022,729	$–	$107,090,053

Rainier High Yield Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$–	$37,145,033	$–	$37,145,033
Total Fixed Income	–	37,145,033	–	37,145,033

Short-Term Investments	2,764,431	–	–	2,764,431
Total Investments in Securities	$2,764,431	$37,145,033	$–	$39,909,464

Rainier International Discovery Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$12,599,344	$–	$–	$12,599,344
Participatory Notes	–	277,621	–	277,621
Rights	5,336	–	–	5,336
Total Equity	12,604,680	277,621	–	12,882,301

Short-Term Investments	196,363	–	–	196,363
Total Investments in Securities	$12,801,043	$277,621	$–	$13,078,664

There was no transfers between Level 1 and Level 2 in any of the Funds, when comparing the last reporting date (3/31/12) to the current reporting date (9/30/12).

NOTE 6. OTHER DERIVATIVE INFORMATION

At September 30, 2012, The International Discovery Fund had invested in derivative contracts reflected on the Statement of Assets and Liabilities as follows:

	Statement of Assets & Liabilities Location	Fair Value Amount
Equity Contracts - Participatory Notes	Investments, at value	$277,621

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For the six month ended September 30, 2012, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity Contracts - Participatory Notes	$(44,831)	$57,119

NOTE 7. INCOME TAXES

As of March 31, 2012, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Large Cap Equity	Mid Cap Equity	Small/Mid Cap Equity	Balanced	Intermediate Fixed Income	High Yield	International Discovery
Cost of investments for tax purposes	$818,275,400	$812,600,181	$2,200,396,088	$37,037,080	$102,206,749	$35,305,092	$10,284,706

Gross tax unrealized appreciation	221,786,512	155,459,583	472,670,112	7,896,435	5,934,519	1,984,638	94,102
Gross tax unrealized depreciation	(14,326,101)	(16,453,876)	(69,758,249)	(400,272)	(101,369)	(93,907)	(69,209)

Net tax unrealized appreciation on investments	207,460,411	139,005,707	402,911,863	7,496,163	5,833,150	1,890,731	24,893

Undistributed ordinary income	2,208,917	–	–	84,711	202,925	160,072	329
Undistributed long–term capital gains	–	–	–	810,235	472,081	328,100	–
Other accumulated losses	(62,934,745)	(76,728,710)	(533,619,000)	(65,021)	(50,262)	(13,267)	639

Total accumulated earnings (losses)	$146,734,583	$62,276,997	$(130,707,137)	$8,326,088	$6,457,894	$2,365,636	$25,861

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Notes to Financial Statements

Rainier Funds

September 30, 2012 (Unaudited)

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to net operating losses, reclassifications of paydown gains and losses on mortgage and asset-backed securities and adjustments made on the sale of partnership investments. These classifications have no effect on net assets or net asset value per share. For the year ended March 31, 2012, the following table shows the reclassifications made:

Fund	Paid-in Capital	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)
Large Cap Equity	$(13,418)	$13,418	–
Mid Cap Equity	$(3,226,048)	$3,226,048	–
Small/Mid Cap Equity	$(21,160,654)	$23,351,316	$(2,190,662)
Balanced	–	$73,030	$(73,030)
Intermediate Fixed Income	–	$6,177	$(6,177)
High Yield	–	–	–
International Discovery	–	$29	$(29)

As of March 31, 2012, the following Funds have capital loss carry forward amounts (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. As of March 31, 2012, the following Funds deferred, on a tax basis, post October losses and late year ordinary losses as shown in the table below:

	Large Cap Equity	Mid Cap Equity	Small/Mid Cap Equity	Balanced	Intermediate Fixed Income	High Yield Portfolio	International Discovery
Capital Loss Carryovers -2018	$53,930,013	$75,719,599	$531,825,400	–	–	–	–
Post-October Losses	$8,741,786	–	–	–	–	–	$4,151
Late Year Ordinary Losses	–	$938,222	$1,324,544	–	–	–	–

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The tax components of distributions paid during the six months ended September 30, 2012, and the year ended March 31, 2012, were as follows:

	Six months ended September 30, 2012		Year ended March 31, 2012
	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
Large Cap Equity	–	–	$3,844,601	–
Mid Cap Equity	–	–	–	–
Small/Mid Cap Equity	–	–	–	–
Balanced	$311,568	–	$762,625	–
Intermediate Fixed Income	$1,551,719	–	$3,842,635	$698,481
High Yield	$1,167,956	–	$1,530,060	$136,005
International Discovery	–	–	–	–

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of each Fund related to net capital gain to zero for the tax year ended March 31, 2012.

NOTE 8. DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Adviser (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund’s Original Shares’ average daily net assets, except for the Intermediate Fixed Income Fund, which is at an annual rate of 0.10% of the Fund’s average daily net assets. The fee is paid as reimbursement for, or in anticipation of, expenses incurred by third parties of the Investment Adviser for distribution-related and shareholder servicing activities. Third party distribution and servicing expenses may be paid directly by the Funds or through

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the Investment Adviser in its administrative role for purposes of facilitating and monitoring payment under the Plan. The Institutional Shares of the Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund, Balanced Fund, High Yield Fund and International Discovery Fund do not pay any fees under the Plan.

Quasar Distributors, LLC (the “Distributor”), acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is paid for its services by the Investment Adviser out of the fees received under the Plan or from the Investment Adviser’s own resources. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

General Information

Rainier Funds

September 30, 2012 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Funds’ proxy voting policies and procedures and voting records, without charge, upon request by contacting the Funds directly at 1-800-248-6314, or on the EDGAR Database on the SEC’s website at www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

Each Fund will file its complete portfolio schedule with the Securities and Exchange Commission (SEC) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Funds’ Form N-Qs will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

BOARD CONSIDERATION OF APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Approval of Investment Advisory Agreement for the International Discovery Fund

At a meeting of the Board of Trustees held on November 15, 2011, with all of the independent trustees present, the Board approved the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the International Discovery Fund (the “Fund”) for an initial two year term from the effective date of the agreement with respect to that new Fund.

In considering whether to continue the Advisory Agreement, the Board (including the independent trustees) considered and discussed a substantial amount of information prepared by the Investment

Adviser at the Board’s request. This information detailed data on fees and expenses for other investment companies with similar investment objectives and sizes, which was derived from data compiled by an independent third party. The independent trustees also discussed the proposed approval in a private session with independent legal counsel to the independent trustees at which no representatives of the Investment Adviser or other parties were present. In that private session, the independent trustees discussed with their independent legal counsel the various legal considerations applicable to their fiduciary duties in considering and acting on the approval of the Advisory Agreement. In reaching their determinations relating to the renewal of the Advisory Agreement with respect to the Fund, the trustees considered all the information and factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them, and their determinations were made separately with respect to the Fund.

Nature, extent and quality of services provided by the Investment Adviser

The Adviser, its personnel and its resources. The Board considered the depth and quality of the Adviser’s proposed investment management process, including its methodology; the experience, capability and integrity of its senior management and other personnel; and the overall financial strength and stability of its organization. The Board discussed the quality of the proposed services to be provided by the Adviser and noted the

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extensive investment experience of the proposed Portfolio Manager of the Fund.

Other Services. The Board considered the Adviser’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its commitment to hiring and retaining high-quality non-investment personnel including, but not limited to the Trust’s Chief Executive Officer and its Chief Compliance Officer as well as a client service team that had provided services to the Trust’s shareholders; oversight of the Trust’s other service providers; and the Adviser’s commitment to providing ongoing communication to the Board and to the Trust’s shareholders regarding investment performance and other pertinent information. The Board concluded that the nature, extent and quality of the services to be provided by the Adviser should benefit the Fund and its potential shareholders.

Investment Performance

Because the Adviser has no experience in managing an international small cap portfolio, the Trustees were not able to consider directly correlated performance information. The Trustees considered the expertise the Adviser and its new portfolio manager who would manage the portfolio as well as their commitment to propose a delay in opening the Fund if the appropriate supporting expertise was not in place.

Advisory Fees and Total Expenses

The Board reviewed the advisory fees and total expenses proposed for the Fund and compared such amounts with the average fee and expense levels of other funds in the entire applicable group as well as of peer funds compiled using data from Morningstar, Inc. The Board observed that the Fund’s proposed advisory fees and expense cap were comparable to the respective averages of the peer group.

The Board concluded that the proposed investment advisory fee was reasonable and that because the Adviser had agreed to limit the overall expenses of the Fund through an Expense Limitation Agreement the overall expenses of the Fund would be fair and reasonable.

Adviser’s Costs, Level of Profits and Economies of Scale

The Board discussed the Adviser’s costs of providing the proposed services to the Fund. The Trustees noted that because the Adviser intended to employ a limited distribution strategy, it was unlikely that the Adviser would experience any profits in the first few years of the Fund’s operations. The Board noted that the Fund would benefit from economies of scale as certain Trust level expenses are allocated on a pro-rata basis across all Funds in the Trust. The Trustees also noted that because of the expense cap implemented by the Adviser, the Fund would effectively have access to economies of scale that it would not otherwise have access to until it achieved considerably higher asset levels.

Ancillary Benefits

The Board noted that because of the size of the Fund, the Adviser would receive limited benefit from third-party soft dollar arrangements. There were no other material or significant fall-out benefits available to the Adviser identified by the Board.

Conclusions

Based on its review, including consideration of each of the factors referred to above, the Board concluded that the proposed

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General Information

Rainier Funds

September 30, 2012 (Unaudited)

Investment Advisory Agreement is fair and reasonable to the Fund and its potential shareholders and that the Fund’s shareholders should receive reasonable value in return for the advisory fees paid to the Adviser by the Fund.

BOARD CONSIDERATION OF AND CONTINUATION OF MANAGEMENT AGREEMENT

Renewal of Management Agreement

At a meeting of the Board of Trustees held on May 23, 2012, with all of the independent trustees present, the Board and independent trustees of the Trust approved the continuation of the Management Agreement (the “Management Agreement”) between the Trust and the Investment Advisor with respect to each Fund.

In considering whether to continue the Management Agreement with respect to each Fund, the Board (including the independent trustees) considered and discussed a substantial amount of information prepared by the Investment Advisor at the request of the independent trustees. This information included financial and profitability information for the Investment Advisor, a management fee and services comparison between the Funds and institutional accounts, extensive compliance information, detailed data on performance and expenses for other mutual funds with similar investment objectives and sizes, which was derived from data compiled by an independent third party. The independent trustees also discussed the proposed renewal in a private session with independent legal counsel to the independent trustees at which no representatives of the Investment Advisor or other parties were present. In that private session, the independent trustees discussed with their independent legal counsel the various legal considerations applicable to their fiduciary duties in considering and acting on the continuation of the Management Agreement. In reaching their determinations relating to the renewal of the Management Agreement with respect to each Fund, the trustees considered all the information and factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

Nature, extent and quality of services provided by the Investment Advisor

The Board reviewed the past advisory and other services provided to the Funds by the Investment Advisor, and the independent trustees concurred that the Investment Advisor provides satisfactory services under the Management Agreement. The independent trustees emphasized in this regard the continuity of portfolio management teams, consistency of the Investment Advisor’s investment discipline, style and approach, and the high level of research, analysis, trading and compliance support provided by the Investment Advisor to those teams. The Board received regular information, as well as special presentations, from the Investment Advisor about its investment process and resources. The Board noted the Investment Advisor’s commitment to maintaining adequate resources in this area. The Board also viewed favorably the Investment Advisor’s and the Funds’ clean regulatory record and strong compliance culture.

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Investment Performance

The Board reviewed detailed performance information for each Fund for various periods, which it also monitors as part of its regular quarterly Board meetings and more frequently through regular updates from the Investment Advisor. The Board reviewed detailed comparisons of the performance of the Funds for various periods compared to relevant securities indexes and various peer groups of mutual funds prepared by U.S. Bancorp Fund Services, LLC (which is the Funds’ administrator) using data from Morningstar, Inc. On a regular quarterly basis, the Board also reviews performance of the Funds for various time periods using data from Morningstar and Lipper, Inc. The Board emphasized longer term performance records, but noted the market challenges for various intermediate and longer term periods, especially those periods that included the severe market declines in 2008 and early 2009.

Despite various periods for which each equity Fund performed below the median of its respective peer group, the Board noted that the Funds other than the Large Cap Equity Fund have shown improvement in relative rankings for the most recent short-term periods, and noted managements’ explanations for the performance of the Large Cap Equity Fund’s performance. The independent trustees discussed with the Investment Advisor continuing measures taken by the Investment Advisor to seek to improve the Funds’ relative performance, particularly the Large Cap Equity Fund, and confirmed that the key elements of the Fund’s equity strategies remain appropriate despite various periods of weak relative performance. The Investment Advisor described certain actions taken to reallocate resources to particular strategies in an effort to improve performance of its stock selections. The independent trustees determined to continue discussions with the Investment Advisor about its plans to improve the relative performance of the Large Cap Equity Fund, and to continue their closely monitoring its progress. The Investment Advisor explained the importance of its style consistency and the long-term perspective taken, as well as its good credibility with various institutional investors. Based on these discussions and the information presented by management, the independent trustees concluded that the equity Funds’ performance did not preclude continuation of the Management Agreement, particularly when viewed from the consistency of the Investment Advisor’s style from a long-term perspective.

In addition, the trustees noted that the Intermediate Fixed Income Fund and High Yield Fund have shown favorable relative performance against peer group funds for various periods, with certain periods of underperformance adequately explained from the generally higher quality strategy used by the Investment Advisor compared to the relevant peer groups. The independent trustees concluded that the fixed income Funds’ performance also did not preclude continuation of the Management Agreement.

Costs of Services Provided and Profitability to the Investment Advisor

At the request of the trustees, the Investment Advisor provided summary information concerning the profitability of the Investment Advisor’s investment advisory and investment company activities and its financial condition (such as working capital reserves and liquidity). The trustees reviewed the Investment Advisor’s assumptions and methods of allocating certain costs, such as

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General Information

Rainier Funds

September 30, 2012 (Unaudited)

estimates of personnel costs, which constitute the Investment Advisor’s largest operating cost. The Investment Advisor stated its belief that the methods of allocation used were reasonable, but it noted that there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as the Investment Advisor where each of the advisory products draws on, and benefits from, the research and other resources of the organization. The Board noted that the Investment Advisor’s profit margins have been fairly stable the last two years. The Board noted the Investment Advisor’s significant past capital and other expenses, and commitment to continue devoting resources as needed to provide high quality services to the Funds. The trustees also noted the funding of adequate liquid working capital reserves and the stable financial condition of the Investment Advisor despite some reduction in the assets of the Funds.

The Investment Advisor presented information showing that the advisory fees charged to the Funds compare reasonably to the fee rates charged to its other institutional advisory clients for comparable investment strategies. As part of that comparison of services provided to institutional advisory clients and the Funds, the Investment Advisor provided a summary of the higher level of services and support that is needed for the Funds compared to institutional clients managed using the same strategies. Based on those differences, the Board believes a comparison to the fees charged by the Investment Advisor to its institutional clients is of limited use. The Board also noted the Investment Advisor’s analysis showing that the profitability level for the institutional client business is within the same general range as the mutual fund business, and that differences were explained by a different strategy mix.

The trustees recognized that the Investment Advisor should be entitled to earn a reasonable level of profits for the services it provides to each Fund to allow continued investment in the business and to create an incentive to continue to provide high quality services to the Funds. Based on their review, the trustees concluded that they were satisfied that the Investment Advisor’s level of profitability from its relationship with each Fund was not unreasonable or excessive.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Funds grow, and whether those fee levels reflect these economies of scale for the benefit of Fund investors. The Board realized that the advisory fees for the Funds do not have breakpoints, which could otherwise result in lower advisory fee rates as the Funds grow larger. The trustees noted that market conditions and redemptions related to performance over the past two years reduced the size of the larger Funds, and the Investment Advisor previously closed the largest Fund (the Small/Mid Cap Equity Portfolio) to new investors for portfolio management reasons. The independent trustees did not disagree with the Investment Advisor’s assertion that the advisory fees remain competitive and compare favorably to peer group fees and expenses for comparable mutual funds, which did not significantly exceed the median fee rates. The Board also recognized the benefits to the Funds of the Investment Advisor’s past investment in the Funds’ operations (through some past subsidies of the Funds’ operating expenses when they were newer

P / 78

and smaller), and its commitment to maintain reasonable overall operating expenses for each Fund.

Fallout Financial Benefits

The Board (including the independent trustees) considered other actual and potential financial benefits to the Investment Advisor, such as soft dollar benefits for research services, in concluding that the contractual advisory fees are reasonable for the Funds. The Board also accepted the Investment Advisor’s representation that the Investment Advisor’s relationship with the Funds does not present a material subsidy, if any, to the Investment Advisor’s level of profitability compared to its other investment advisory business. The Board and the independent trustees separately concluded that the renewal of the Management Agreement was in the best interest of the shareholders of each affected Fund.

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Directory of Funds’ Service Providers

Rainier Funds

September 30, 2012

INVESTMENT ADVISER

Rainier Investment Management, Inc.

601 Union Street, Suite 2801

Seattle, WA 98101

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100 Glendora, CA 91741

CUSTODIAN

U.S. Bank, N.A.

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

695 Town Center Drive, Suite 1200

Costa Mesa, CA 92626

LEGAL COUNSEL TO THE TRUST AND THE INDEPENDENT TRUSTEES

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, CA 94105

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Index Descriptions

The Standard & Poor’s 500 Index® (S&P 500 Index) is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange (NYSE) market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $1.4 billion to $540.2 billion as of May 31, 2012.

The Russell Midcap® Index is an unmanaged index composed of the equities of companies ranging in value from $1.4 billion to $17.4 billion as of May 31, 2012.

The Russell Midcap® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $1.4 billion to $17.4 billion as of May 31, 2012.

The Russell 2500™ Index is an unmanaged index composed of the equities of companies ranging in value from $101 million to $6.3 billion as of May 31, 2012.

The Russell 2500™ Growth Index is an unmanaged index composed of the equities of companies ranging in value from $101 million to $6.3 billion as of May 31, 2012.

The Balanced Index is computed by the Investment Adviser and consists of 60% S&P 500 Index, 35% Barclays Capital U.S. Intermediate Government/Credit Bond Index and 5% 91-Day U.S. Treasury Bill Index. Actual asset allocation of the Balanced Portfolio may vary from the Balanced Index.

The Barclays Capital U.S. Intermediate Government/Credit Bond Index is an unmanaged index composed of all bonds covered by the Barclays Capital U.S. Government/Credit Index with maturities between one and 9.99 years.

The Consumer Price Index (CPI) is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The Citigroup 3-Month Treasury Bill Index (91-Day U.S. Treasury Bill Index) is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The Bank of America Merrill Lynch U.S. High Yield Master II Index is composed of all qualifying securities that represent the High Yield Market; including corporate bonds and distressed securities.

The Bank of America Merrill Lynch U.S. High Yield BB-B Rated Index contains all securities in the Bank of America Merrill Lynch U.S. High Yield Master II Index rated BB+ through B.

The Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. Small Cap Net TR is a market capitalization weighted index that is designed to measure the equity market performance of the small cap value segments of developed and emerging markets, excluding the U.S. The index consists of 44 country indices comprising 23 developed and 21 emerging market country indices. All indices are unmanaged.

The indices are not available for investment and do not incur charges or expenses.

601 Union Street, Suite 2801 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

The Funds’ SEC Investment Company Act file number is 811-8270.

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601 Union Street, Suite 2801 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

RA-SEMI

Item 2. Code of Ethics.

“Not applicable for semi-annual reports.”

Item 3. Audit Committee Financial Expert.

“Not applicable for semi-annual reports.”

Item 4. Principal Accountant Fees and Services.

“Not applicable for semi-annual reports.”

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 23, 2004.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By /s/ Melodie B. Zakaluk
Melodie B. Zakaluk
Chief Executive Officer, President, Chief Financial Officer and Treasurer

Date	12/4/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Rainier Investment Management Mutual Funds

By /s/ Melodie B. Zakaluk
Melodie B. Zakaluk
Chief Executive Officer, President, Chief Financial Officer and Treasurer

Date	12/4/2012